Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RUSSELL INVESTMENT CO
Entity Central Index Key	0000351601
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000089840
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class A
Trading Symbol	RGCAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. An underweight to corporate bonds dragged on performance as credit spreads ended the fiscal year tighter, while positioning in emerging markets and an overweight to securitized credit were additive. An overweight to U.S. duration, implemented via derivatives, contributed positively to performance as U.S. interest rates rallied in the first and third quarter of 2025. The Fund’s underweight Japanese interest rates position was additive, while an overweight to U.K. interest rates detracted (both implemented via derivatives). The Fund also used government bond futures and currency forwards to seek to generate active returns from interest rates and currency positions, and these strategies had a positive impact during the fiscal year. All the Fund’s money managers outperformed their assigned benchmarks for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Universal Index	Opportunistic Credit Linked BenchmarkFootnote Reference(a)
2015	9,630	10,000	10,000
2016	10,575	10,507	11,105
2017	11,349	10,692	12,014
2018	11,120	10,484	11,817
2019	11,971	11,674	12,918
2020	11,863	12,370	13,228
2021	12,889	12,429	14,052
2022	11,033	10,467	12,286
2023	11,764	10,592	13,111
2024	13,433	11,778	14,973
2025	14,487	12,544	16,194

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	3.84%	3.28%	3.78%
Class A - no sales charge	7.85%	4.08%	4.17%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Opportunistic Credit Linked BenchmarkFootnote Reference(a)	8.16%	4.13%	4.94%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 497,402,000
Holdings Count | Holding	1,425
Advisory Fees Paid, Amount	$ 2,312,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$497,402
Total Number of Portfolio Holdings	1,425
Total Advisory Fees Paid (thousands)	$2,312
Portfolio Turnover Rate	75%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Common Stocks	1.2%
Short-Term Investments	8.7%
Long-Term Fixed Income Investments	88.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
International Debt	31.4%
Corporate Bonds and Notes	30.3%
Mortgage-Backed Securities	13.3%
Non-US Bonds	10.2%
Asset-Backed Securities	3.1%
Other	11.7%

Material Fund Change [Text Block]

Material Fund Changes

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.493%. Effective June 1, 2025, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.476%.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.493%. Effective June 1, 2025, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.476%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000089841
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class C
Trading Symbol	RGCCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$179	1.73%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. An underweight to corporate bonds dragged on performance as credit spreads ended the fiscal year tighter, while positioning in emerging markets and an overweight to securitized credit were additive. An overweight to U.S. duration, implemented via derivatives, contributed positively to performance as U.S. interest rates rallied in the first and third quarter of 2025. The Fund’s underweight Japanese interest rates position was additive, while an overweight to U.K. interest rates detracted (both implemented via derivatives). The Fund also used government bond futures and currency forwards to seek to generate active returns from interest rates and currency positions, and these strategies had a positive impact during the fiscal year. All the Fund’s money managers outperformed their assigned benchmarks for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Opportunistic Credit Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,903	10,507	11,105
2017	11,619	10,692	12,014
2018	11,301	10,484	11,817
2019	12,068	11,674	12,918
2020	11,882	12,370	13,228
2021	12,800	12,429	14,052
2022	10,870	10,467	12,286
2023	11,509	10,592	13,111
2024	13,033	11,778	14,973
2025	13,951	12,544	16,194

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	7.04%	3.26%	3.39%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Opportunistic Credit Linked BenchmarkFootnote Reference(a)	8.16%	4.13%	4.94%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 497,402,000
Holdings Count | Holding	1,425
Advisory Fees Paid, Amount	$ 2,312,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$497,402
Total Number of Portfolio Holdings	1,425
Total Advisory Fees Paid (thousands)	$2,312
Portfolio Turnover Rate	75%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Common Stocks	1.2%
Short-Term Investments	8.7%
Long-Term Fixed Income Investments	88.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
International Debt	31.4%
Corporate Bonds and Notes	30.3%
Mortgage-Backed Securities	13.3%
Non-US Bonds	10.2%
Asset-Backed Securities	3.1%
Other	11.7%

Material Fund Change [Text Block]

Material Fund Changes

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.493%. Effective June 1, 2025, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.476%.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.493%. Effective June 1, 2025, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.476%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000178390
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class M
Trading Symbol	RGOTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. An underweight to corporate bonds dragged on performance as credit spreads ended the fiscal year tighter, while positioning in emerging markets and an overweight to securitized credit were additive. An overweight to U.S. duration, implemented via derivatives, contributed positively to performance as U.S. interest rates rallied in the first and third quarter of 2025. The Fund’s underweight Japanese interest rates position was additive, while an overweight to U.K. interest rates detracted (both implemented via derivatives). The Fund also used government bond futures and currency forwards to seek to generate active returns from interest rates and currency positions, and these strategies had a positive impact during the fiscal year. All the Fund’s money managers outperformed their assigned benchmarks for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Bloomberg U.S. Universal Index	Opportunistic Credit Linked BenchmarkFootnote Reference(b)
2015	10,000	10,000	10,000
2016	11,005	10,507	11,105
2017	11,850	10,692	12,014
2018	11,635	10,484	11,817
2019	12,573	11,674	12,918
2020	12,500	12,370	13,228
2021	13,613	12,429	14,052
2022	11,681	10,467	12,286
2023	12,492	10,592	13,111
2024	14,307	11,778	14,973
2025	15,486	12,544	16,194

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	8.24%	4.38%	4.47%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Opportunistic Credit Linked BenchmarkFootnote Reference(b)	8.16%	4.13%	4.94%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 497,402,000
Holdings Count | Holding	1,425
Advisory Fees Paid, Amount	$ 2,312,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$497,402
Total Number of Portfolio Holdings	1,425
Total Advisory Fees Paid (thousands)	$2,312
Portfolio Turnover Rate	75%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Common Stocks	1.2%
Short-Term Investments	8.7%
Long-Term Fixed Income Investments	88.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
International Debt	31.4%
Corporate Bonds and Notes	30.3%
Mortgage-Backed Securities	13.3%
Non-US Bonds	10.2%
Asset-Backed Securities	3.1%
Other	11.7%

Material Fund Change [Text Block]

Material Fund Changes

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.493%. Effective June 1, 2025, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.476%.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.493%. Effective June 1, 2025, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.476%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000089843
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class S
Trading Symbol	RGCSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. An underweight to corporate bonds dragged on performance as credit spreads ended the fiscal year tighter, while positioning in emerging markets and an overweight to securitized credit were additive. An overweight to U.S. duration, implemented via derivatives, contributed positively to performance as U.S. interest rates rallied in the first and third quarter of 2025. The Fund’s underweight Japanese interest rates position was additive, while an overweight to U.K. interest rates detracted (both implemented via derivatives). The Fund also used government bond futures and currency forwards to seek to generate active returns from interest rates and currency positions, and these strategies had a positive impact during the fiscal year. All the Fund’s money managers outperformed their assigned benchmarks for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Universal Index	Opportunistic Credit Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	11,005	10,507	11,105
2017	11,846	10,692	12,014
2018	11,637	10,484	11,817
2019	12,555	11,674	12,918
2020	12,489	12,370	13,228
2021	13,594	12,429	14,052
2022	11,662	10,467	12,286
2023	12,466	10,592	13,111
2024	14,269	11,778	14,973
2025	15,418	12,544	16,194

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	8.05%	4.30%	4.42%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Opportunistic Credit Linked BenchmarkFootnote Reference(a)	8.16%	4.13%	4.94%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 497,402,000
Holdings Count | Holding	1,425
Advisory Fees Paid, Amount	$ 2,312,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$497,402
Total Number of Portfolio Holdings	1,425
Total Advisory Fees Paid (thousands)	$2,312
Portfolio Turnover Rate	75%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Common Stocks	1.2%
Short-Term Investments	8.7%
Long-Term Fixed Income Investments	88.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
International Debt	31.4%
Corporate Bonds and Notes	30.3%
Mortgage-Backed Securities	13.3%
Non-US Bonds	10.2%
Asset-Backed Securities	3.1%
Other	11.7%

Material Fund Change [Text Block]

Material Fund Changes

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.493%. Effective June 1, 2025, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.476%.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.493%. Effective June 1, 2025, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.476%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000089839
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class Y
Trading Symbol	RGCYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. An underweight to corporate bonds dragged on performance as credit spreads ended the fiscal year tighter, while positioning in emerging markets and an overweight to securitized credit were additive. An overweight to U.S. duration, implemented via derivatives, contributed positively to performance as U.S. interest rates rallied in the first and third quarter of 2025. The Fund’s underweight Japanese interest rates position was additive, while an overweight to U.K. interest rates detracted (both implemented via derivatives). The Fund also used government bond futures and currency forwards to seek to generate active returns from interest rates and currency positions, and these strategies had a positive impact during the fiscal year. All the Fund’s money managers outperformed their assigned benchmarks for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Universal Index	Opportunistic Credit Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	11,013	10,507	11,105
2017	11,875	10,692	12,014
2018	11,651	10,484	11,817
2019	12,593	11,674	12,918
2020	12,523	12,370	13,228
2021	13,642	12,429	14,052
2022	11,709	10,467	12,286
2023	12,540	10,592	13,111
2024	14,362	11,778	14,973
2025	15,531	12,544	16,194

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	8.13%	4.40%	4.50%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Opportunistic Credit Linked BenchmarkFootnote Reference(a)	8.16%	4.13%	4.94%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 497,402,000
Holdings Count | Holding	1,425
Advisory Fees Paid, Amount	$ 2,312,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$497,402
Total Number of Portfolio Holdings	1,425
Total Advisory Fees Paid (thousands)	$2,312
Portfolio Turnover Rate	75%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Common Stocks	1.2%
Short-Term Investments	8.7%
Long-Term Fixed Income Investments	88.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
International Debt	31.4%
Corporate Bonds and Notes	30.3%
Mortgage-Backed Securities	13.3%
Non-US Bonds	10.2%
Asset-Backed Securities	3.1%
Other	11.7%

Material Fund Change [Text Block]

Material Fund Changes

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.493%. Effective June 1, 2025, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.476%.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until May 31, 2025, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.493%. Effective June 1, 2025, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.476%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000192625
Shareholder Report [Line Items]
Fund Name	Long Duration Bond Fund
Class Name	Class M
Trading Symbol	RMHTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. As interest rates rallied in the first and third quarter of 2025, the Fund’s general underweight to duration, implemented via derivatives, detracted from performance with the Fund’s underweight to 12-year key rate duration being one of the main detractors to performance. Out-of-benchmark exposure to agency bonds was the primary positive return driver for the Fund over the fiscal year, as intermediate to long-dated agency bonds outperformed their Treasury counterparts.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index	Long Duration Bond Linked BenchmarkFootnote Reference(b)
11/13/2019	10,000	10,000	10,000
2020	10,577	10,692	10,504
2021	10,596	10,641	10,417
2022	9,125	8,972	9,154
2023	8,803	9,004	9,075
2024	9,842	9,954	10,145
2025	10,356	10,567	10,695

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class MFootnote Reference(a)	5.23%	(0.42)%	0.59%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	0.93%
Long Duration Bond Linked BenchmarkFootnote Reference(b)	5.42%	0.36%	1.16%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 430,504,000
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 595,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$430,504
Total Number of Portfolio Holdings	254
Total Advisory Fees Paid (thousands)	$595
Portfolio Turnover Rate	59%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.9%
Short-Term Investments	2.7%
Long-Term Fixed Income Investments	95.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
United States Government Treasuries	68.9%
United States Government Agencies	15.5%
Municipal Bonds	10.9%
Asset-Backed Securities	0.1%
Other	4.6%

C000192624
Shareholder Report [Line Items]
Fund Name	Long Duration Bond Fund
Class Name	Class S
Trading Symbol	RMHSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. As interest rates rallied in the first and third quarter of 2025, the Fund’s general underweight to duration, implemented via derivatives, detracted from performance with the Fund’s underweight to 12-year key rate duration being one of the main detractors to performance. Out-of-benchmark exposure to agency bonds was the primary positive return driver for the Fund over the fiscal year, as intermediate to long-dated agency bonds outperformed their Treasury counterparts.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class SFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index	Long Duration Bond Linked BenchmarkFootnote Reference(b)
11/13/2019	10,000	10,000	10,000
2020	10,577	10,692	10,504
2021	10,596	10,641	10,417
2022	9,125	8,972	9,154
2023	8,803	9,004	9,075
2024	9,817	9,954	10,145
2025	10,328	10,567	10,695

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class SFootnote Reference(a)	5.21%	(0.48)%	0.54%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	0.93%
Long Duration Bond Linked BenchmarkFootnote Reference(b)	5.42%	0.36%	1.16%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 430,504,000
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 595,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$430,504
Total Number of Portfolio Holdings	254
Total Advisory Fees Paid (thousands)	$595
Portfolio Turnover Rate	59%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.9%
Short-Term Investments	2.7%
Long-Term Fixed Income Investments	95.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
United States Government Treasuries	68.9%
United States Government Agencies	15.5%
Municipal Bonds	10.9%
Asset-Backed Securities	0.1%
Other	4.6%

C000192626
Shareholder Report [Line Items]
Fund Name	Long Duration Bond Fund
Class Name	Class Y
Trading Symbol	RMHYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. As interest rates rallied in the first and third quarter of 2025, the Fund’s general underweight to duration, implemented via derivatives, detracted from performance with the Fund’s underweight to 12-year key rate duration being one of the main detractors to performance. Out-of-benchmark exposure to agency bonds was the primary positive return driver for the Fund over the fiscal year, as intermediate to long-dated agency bonds outperformed their Treasury counterparts.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Long Duration Bond Linked BenchmarkFootnote Reference(a)
11/13/2019	10,000	10,000	10,000
2020	10,577	10,692	10,504
2021	10,596	10,641	10,417
2022	9,125	8,972	9,154
2023	8,803	9,004	9,075
2024	9,846	9,954	10,145
2025	10,365	10,567	10,695

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class Y	5.28%	(0.40)%	0.60%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	0.93%
Long Duration Bond Linked BenchmarkFootnote Reference(a)	5.42%	0.36%	1.16%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 430,504,000
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 595,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$430,504
Total Number of Portfolio Holdings	254
Total Advisory Fees Paid (thousands)	$595
Portfolio Turnover Rate	59%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.9%
Short-Term Investments	2.7%
Long-Term Fixed Income Investments	95.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
United States Government Treasuries	68.9%
United States Government Agencies	15.5%
Municipal Bonds	10.9%
Asset-Backed Securities	0.1%
Other	4.6%

C000066911
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class A
Trading Symbol	RFDAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight to high yield corporate bonds and securitized credit (non-agency CMO, non-agency CMBS and ABS) were the primary drivers of outperformance. Additionally, the Fund’s overweight to 2- and 3-year U.S. key rate duration position, implemented via derivatives, was additive as U.S. interest rates rallied in the first and third quarter of 2025. Short Japanese and European interest rates positions, implemented via derivatives, also contributed positively to performance. The Fund also used government bond futures and currency forwards to seek to generate active returns from interest rates and currency positions, and these strategies had a positive impact during the fiscal year. All of the Fund’s money managers outperformed their assigned benchmarks for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index
2015	9,625	10,000
2016	10,078	10,437
2017	10,139	10,531
2018	9,826	10,315
2019	10,991	11,502
2020	11,639	12,214
2021	11,677	12,155
2022	9,691	10,249
2023	9,610	10,286
2024	10,548	11,370
2025	11,168	12,071

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	1.87%	(1.57)%	1.11%
Class A - no sales charge	5.88%	(0.82)%	1.50%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,932,001,000
Holdings Count | Holding	960
Advisory Fees Paid, Amount	$ 6,370,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,932,001
Total Number of Portfolio Holdings	960
Total Advisory Fees Paid (thousands)	$6,370
Portfolio Turnover Rate	56%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Short-Term Investments	14.2%
Long-Term Fixed Income Investments	85.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	25.3%
International Debt	16.1%
United States Government Treasuries	6.5%
Non-US Bonds	6.2%
Asset-Backed Securities	4.1%
Other	14.8%

Material Fund Change [Text Block]

Material Fund Changes

Until November 30, 2024, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.33%. Effective December 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.32%.

In December 2024, RIM hired RBC Global Asset Management (U.S.) Inc., an affiliate of an existing money manager, as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until November 30, 2024, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.33%. Effective December 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.32%.

Material Fund Change Adviser [Text Block]	In December 2024, RIM hired RBC Global Asset Management (U.S.) Inc., an affiliate of an existing money manager, as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000066912
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class C
Trading Symbol	RFCCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$162	1.58%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight to high yield corporate bonds and securitized credit (non-agency CMO, non-agency CMBS and ABS) were the primary drivers of outperformance. Additionally, the Fund’s overweight to 2- and 3-year U.S. key rate duration position, implemented via derivatives, was additive as U.S. interest rates rallied in the first and third quarter of 2025. Short Japanese and European interest rates positions, implemented via derivatives, also contributed positively to performance. The Fund also used government bond futures and currency forwards to seek to generate active returns from interest rates and currency positions, and these strategies had a positive impact during the fiscal year. All of the Fund’s money managers outperformed their assigned benchmarks for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index
2015	10,000	10,000
2016	10,401	10,437
2017	10,381	10,531
2018	9,985	10,315
2019	11,090	11,502
2020	11,647	12,214
2021	11,610	12,155
2022	9,554	10,249
2023	9,410	10,286
2024	10,254	11,370
2025	10,771	12,071

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	5.05%	(1.55)%	0.75%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,932,001,000
Holdings Count | Holding	960
Advisory Fees Paid, Amount	$ 6,370,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,932,001
Total Number of Portfolio Holdings	960
Total Advisory Fees Paid (thousands)	$6,370
Portfolio Turnover Rate	56%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Short-Term Investments	14.2%
Long-Term Fixed Income Investments	85.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	25.3%
International Debt	16.1%
United States Government Treasuries	6.5%
Non-US Bonds	6.2%
Asset-Backed Securities	4.1%
Other	14.8%

Material Fund Change [Text Block]

Material Fund Changes

Until November 30, 2024, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.33%. Effective December 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.32%.

In December 2024, RIM hired RBC Global Asset Management (U.S.) Inc., an affiliate of an existing money manager, as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until November 30, 2024, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.33%. Effective December 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.32%.

Material Fund Change Adviser [Text Block]	In December 2024, RIM hired RBC Global Asset Management (U.S.) Inc., an affiliate of an existing money manager, as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000178355
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class M
Trading Symbol	RSYTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight to high yield corporate bonds and securitized credit (non-agency CMO, non-agency CMBS and ABS) were the primary drivers of outperformance. Additionally, the Fund’s overweight to 2- and 3-year U.S. key rate duration position, implemented via derivatives, was additive as U.S. interest rates rallied in the first and third quarter of 2025. Short Japanese and European interest rates positions, implemented via derivatives, also contributed positively to performance. The Fund also used government bond futures and currency forwards to seek to generate active returns from interest rates and currency positions, and these strategies had a positive impact during the fiscal year. All of the Fund’s money managers outperformed their assigned benchmarks for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2015	10,000	10,000
2016	10,504	10,437
2017	10,600	10,531
2018	10,303	10,315
2019	11,562	11,502
2020	12,297	12,214
2021	12,388	12,155
2022	10,308	10,249
2023	10,261	10,286
2024	11,308	11,370
2025	12,024	12,071

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	6.33%	(0.45)%	1.86%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,932,001,000
Holdings Count | Holding	960
Advisory Fees Paid, Amount	$ 6,370,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,932,001
Total Number of Portfolio Holdings	960
Total Advisory Fees Paid (thousands)	$6,370
Portfolio Turnover Rate	56%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Short-Term Investments	14.2%
Long-Term Fixed Income Investments	85.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	25.3%
International Debt	16.1%
United States Government Treasuries	6.5%
Non-US Bonds	6.2%
Asset-Backed Securities	4.1%
Other	14.8%

Material Fund Change [Text Block]

Material Fund Changes

Until November 30, 2024, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.33%. Effective December 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.32%.

In December 2024, RIM hired RBC Global Asset Management (U.S.) Inc., an affiliate of an existing money manager, as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until November 30, 2024, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.33%. Effective December 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.32%.

Material Fund Change Adviser [Text Block]	In December 2024, RIM hired RBC Global Asset Management (U.S.) Inc., an affiliate of an existing money manager, as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000166202
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class R6
Trading Symbol	RSBRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight to high yield corporate bonds and securitized credit (non-agency CMO, non-agency CMBS and ABS) were the primary drivers of outperformance. Additionally, the Fund’s overweight to 2- and 3-year U.S. key rate duration position, implemented via derivatives, was additive as U.S. interest rates rallied in the first and third quarter of 2025. Short Japanese and European interest rates positions, implemented via derivatives, also contributed positively to performance. The Fund also used government bond futures and currency forwards to seek to generate active returns from interest rates and currency positions, and these strategies had a positive impact during the fiscal year. All of the Fund’s money managers outperformed their assigned benchmarks for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2015	10,000	10,000
2016	10,526	10,437
2017	10,628	10,531
2018	10,328	10,315
2019	11,596	11,502
2020	12,322	12,214
2021	12,414	12,155
2022	10,336	10,249
2023	10,289	10,286
2024	11,343	11,370
2025	12,060	12,071

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	6.32%	(0.43)%	1.89%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,932,001,000
Holdings Count | Holding	960
Advisory Fees Paid, Amount	$ 6,370,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,932,001
Total Number of Portfolio Holdings	960
Total Advisory Fees Paid (thousands)	$6,370
Portfolio Turnover Rate	56%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Short-Term Investments	14.2%
Long-Term Fixed Income Investments	85.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	25.3%
International Debt	16.1%
United States Government Treasuries	6.5%
Non-US Bonds	6.2%
Asset-Backed Securities	4.1%
Other	14.8%

Material Fund Change [Text Block]

Material Fund Changes

Until November 30, 2024, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.33%. Effective December 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.32%.

In December 2024, RIM hired RBC Global Asset Management (U.S.) Inc., an affiliate of an existing money manager, as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until November 30, 2024, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.33%. Effective December 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.32%.

Material Fund Change Adviser [Text Block]	In December 2024, RIM hired RBC Global Asset Management (U.S.) Inc., an affiliate of an existing money manager, as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000066913
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class S
Trading Symbol	RFCTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight to high yield corporate bonds and securitized credit (non-agency CMO, non-agency CMBS and ABS) were the primary drivers of outperformance. Additionally, the Fund’s overweight to 2- and 3-year U.S. key rate duration position, implemented via derivatives, was additive as U.S. interest rates rallied in the first and third quarter of 2025. Short Japanese and European interest rates positions, implemented via derivatives, also contributed positively to performance. The Fund also used government bond futures and currency forwards to seek to generate active returns from interest rates and currency positions, and these strategies had a positive impact during the fiscal year. All of the Fund’s money managers outperformed their assigned benchmarks for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index
2015	10,000	10,000
2016	10,504	10,437
2017	10,587	10,531
2018	10,299	10,315
2019	11,555	11,502
2020	12,265	12,214
2021	12,344	12,155
2022	10,274	10,249
2023	10,212	10,286
2024	11,242	11,370
2025	11,941	12,071

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	6.22%	(0.53)%	1.79%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,932,001,000
Holdings Count | Holding	960
Advisory Fees Paid, Amount	$ 6,370,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,932,001
Total Number of Portfolio Holdings	960
Total Advisory Fees Paid (thousands)	$6,370
Portfolio Turnover Rate	56%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Short-Term Investments	14.2%
Long-Term Fixed Income Investments	85.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	25.3%
International Debt	16.1%
United States Government Treasuries	6.5%
Non-US Bonds	6.2%
Asset-Backed Securities	4.1%
Other	14.8%

Material Fund Change [Text Block]

Material Fund Changes

Until November 30, 2024, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.33%. Effective December 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.32%.

In December 2024, RIM hired RBC Global Asset Management (U.S.) Inc., an affiliate of an existing money manager, as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until November 30, 2024, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.33%. Effective December 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.32%.

Material Fund Change Adviser [Text Block]	In December 2024, RIM hired RBC Global Asset Management (U.S.) Inc., an affiliate of an existing money manager, as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000004307
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class Y
Trading Symbol	RFCYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight to high yield corporate bonds and securitized credit (non-agency CMO, non-agency CMBS and ABS) were the primary drivers of outperformance. Additionally, the Fund’s overweight to 2- and 3-year U.S. key rate duration position, implemented via derivatives, was additive as U.S. interest rates rallied in the first and third quarter of 2025. Short Japanese and European interest rates positions, implemented via derivatives, also contributed positively to performance. The Fund also used government bond futures and currency forwards to seek to generate active returns from interest rates and currency positions, and these strategies had a positive impact during the fiscal year. All of the Fund’s money managers outperformed their assigned benchmarks for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index
2015	10,000	10,000
2016	10,518	10,437
2017	10,632	10,531
2018	10,333	10,315
2019	11,607	11,502
2020	12,339	12,214
2021	12,434	12,155
2022	10,364	10,249
2023	10,318	10,286
2024	11,367	11,370
2025	12,090	12,071

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	6.36%	(0.41)%	1.92%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,932,001,000
Holdings Count | Holding	960
Advisory Fees Paid, Amount	$ 6,370,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,932,001
Total Number of Portfolio Holdings	960
Total Advisory Fees Paid (thousands)	$6,370
Portfolio Turnover Rate	56%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Short-Term Investments	14.2%
Long-Term Fixed Income Investments	85.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.0%
Mortgage-Backed Securities	25.3%
International Debt	16.1%
United States Government Treasuries	6.5%
Non-US Bonds	6.2%
Asset-Backed Securities	4.1%
Other	14.8%

Material Fund Change [Text Block]

Material Fund Changes

Until November 30, 2024, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.33%. Effective December 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.32%.

In December 2024, RIM hired RBC Global Asset Management (U.S.) Inc., an affiliate of an existing money manager, as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until November 30, 2024, Russell Investment Management, LLC (“RIM”) contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.33%. Effective December 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.32%.

Material Fund Change Adviser [Text Block]	In December 2024, RIM hired RBC Global Asset Management (U.S.) Inc., an affiliate of an existing money manager, as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000089691
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class A
Trading Symbol	RFAAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight to investment grade corporate bonds, ABS, CMBS, and non-agency CMOs were primary drivers of the outperformance, as spreads ended the fiscal year tighter. The Fund’s overweight to U.S. duration, implemented via derivatives, was additive as interest rates rallied in the first and third quarter of 2025, but was partially offset as interest rates sold off at the end of 2024. An underweight to Japanese interest rates, implemented via derivatives, also contributed positively. The Fund also used government bond futures and currency forwards to seek to generate active returns from international interest rates and currency positions, and these strategies had a positive impact during the fiscal year. Each of the Fund’s money managers outperformed both their assigned benchmarks and the Fund’s benchmark for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index
2015	9,623	10,000
2016	10,053	10,437
2017	10,072	10,531
2018	9,769	10,315
2019	10,874	11,502
2020	11,556	12,214
2021	11,594	12,155
2022	9,604	10,249
2023	9,531	10,286
2024	10,488	11,370
2025	11,109	12,071

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	1.93%	(1.55)%	1.06%
Class A - no sales charge	5.92%	(0.79)%	1.45%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,041,381,000
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 2,385,000
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,041,381
Total Number of Portfolio Holdings	860
Total Advisory Fees Paid (thousands)	$2,385
Portfolio Turnover Rate	82%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(1.3)%
Short-Term Investments	8.9%
Long-Term Fixed Income Investments	92.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.9%
United States Government Treasuries	24.2%
Mortgage-Backed Securities	22.8%
International Debt	13.0%
Asset-Backed Securities	3.1%
Non-US Bonds	1.3%
Municipal Bonds	0.1%
Other	7.6%

C000053055
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class C
Trading Symbol	RFACX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$158	1.54%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight to investment grade corporate bonds, ABS, CMBS, and non-agency CMOs were primary drivers of the outperformance, as spreads ended the fiscal year tighter. The Fund’s overweight to U.S. duration, implemented via derivatives, was additive as interest rates rallied in the first and third quarter of 2025, but was partially offset as interest rates sold off at the end of 2024. An underweight to Japanese interest rates, implemented via derivatives, also contributed positively. The Fund also used government bond futures and currency forwards to seek to generate active returns from international interest rates and currency positions, and these strategies had a positive impact during the fiscal year. Each of the Fund’s money managers outperformed both their assigned benchmarks and the Fund’s benchmark for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index
2015	10,000	10,000
2016	10,368	10,437
2017	10,305	10,531
2018	9,927	10,315
2019	10,964	11,502
2020	11,567	12,214
2021	11,520	12,155
2022	9,472	10,249
2023	9,330	10,286
2024	10,186	11,370
2025	10,707	12,071

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	5.11%	(1.53)%	0.69%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,041,381,000
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 2,385,000
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,041,381
Total Number of Portfolio Holdings	860
Total Advisory Fees Paid (thousands)	$2,385
Portfolio Turnover Rate	82%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(1.3)%
Short-Term Investments	8.9%
Long-Term Fixed Income Investments	92.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.9%
United States Government Treasuries	24.2%
Mortgage-Backed Securities	22.8%
International Debt	13.0%
Asset-Backed Securities	3.1%
Non-US Bonds	1.3%
Municipal Bonds	0.1%
Other	7.6%

C000178345
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class M
Trading Symbol	RIWTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight to investment grade corporate bonds, ABS, CMBS, and non-agency CMOs were primary drivers of the outperformance, as spreads ended the fiscal year tighter. The Fund’s overweight to U.S. duration, implemented via derivatives, was additive as interest rates rallied in the first and third quarter of 2025, but was partially offset as interest rates sold off at the end of 2024. An underweight to Japanese interest rates, implemented via derivatives, also contributed positively. The Fund also used government bond futures and currency forwards to seek to generate active returns from international interest rates and currency positions, and these strategies had a positive impact during the fiscal year. Each of the Fund’s money managers outperformed both their assigned benchmarks and the Fund’s benchmark for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2015	10,000	10,000
2016	10,468	10,437
2017	10,524	10,531
2018	10,251	10,315
2019	11,453	11,502
2020	12,220	12,214
2021	12,308	12,155
2022	10,235	10,249
2023	10,197	10,286
2024	11,263	11,370
2025	11,976	12,071

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	6.33%	(0.40)%	1.82%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,041,381,000
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 2,385,000
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,041,381
Total Number of Portfolio Holdings	860
Total Advisory Fees Paid (thousands)	$2,385
Portfolio Turnover Rate	82%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(1.3)%
Short-Term Investments	8.9%
Long-Term Fixed Income Investments	92.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.9%
United States Government Treasuries	24.2%
Mortgage-Backed Securities	22.8%
International Debt	13.0%
Asset-Backed Securities	3.1%
Non-US Bonds	1.3%
Municipal Bonds	0.1%
Other	7.6%

C000166200
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class R6
Trading Symbol	RIGRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight to investment grade corporate bonds, ABS, CMBS, and non-agency CMOs were primary drivers of the outperformance, as spreads ended the fiscal year tighter. The Fund’s overweight to U.S. duration, implemented via derivatives, was additive as interest rates rallied in the first and third quarter of 2025, but was partially offset as interest rates sold off at the end of 2024. An underweight to Japanese interest rates, implemented via derivatives, also contributed positively. The Fund also used government bond futures and currency forwards to seek to generate active returns from international interest rates and currency positions, and these strategies had a positive impact during the fiscal year. Each of the Fund’s money managers outperformed both their assigned benchmarks and the Fund’s benchmark for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2015	10,000	10,000
2016	10,493	10,437
2017	10,553	10,531
2018	10,283	10,315
2019	11,492	11,502
2020	12,268	12,214
2021	12,360	12,155
2022	10,283	10,249
2023	10,247	10,286
2024	11,323	11,370
2025	12,039	12,071

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	6.33%	(0.38)%	1.87%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,041,381,000
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 2,385,000
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,041,381
Total Number of Portfolio Holdings	860
Total Advisory Fees Paid (thousands)	$2,385
Portfolio Turnover Rate	82%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(1.3)%
Short-Term Investments	8.9%
Long-Term Fixed Income Investments	92.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.9%
United States Government Treasuries	24.2%
Mortgage-Backed Securities	22.8%
International Debt	13.0%
Asset-Backed Securities	3.1%
Non-US Bonds	1.3%
Municipal Bonds	0.1%
Other	7.6%

C000053056
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class S
Trading Symbol	RFATX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight to investment grade corporate bonds, ABS, CMBS, and non-agency CMOs were primary drivers of the outperformance, as spreads ended the fiscal year tighter. The Fund’s overweight to U.S. duration, implemented via derivatives, was additive as interest rates rallied in the first and third quarter of 2025, but was partially offset as interest rates sold off at the end of 2024. An underweight to Japanese interest rates, implemented via derivatives, also contributed positively. The Fund also used government bond futures and currency forwards to seek to generate active returns from international interest rates and currency positions, and these strategies had a positive impact during the fiscal year. Each of the Fund’s money managers outperformed both their assigned benchmarks and the Fund’s benchmark for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index
2015	10,000	10,000
2016	10,468	10,437
2017	10,517	10,531
2018	10,234	10,315
2019	11,422	11,502
2020	12,175	12,214
2021	12,250	12,155
2022	10,180	10,249
2023	10,126	10,286
2024	11,174	11,370
2025	11,870	12,071

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	6.23%	(0.51)%	1.73%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,041,381,000
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 2,385,000
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,041,381
Total Number of Portfolio Holdings	860
Total Advisory Fees Paid (thousands)	$2,385
Portfolio Turnover Rate	82%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(1.3)%
Short-Term Investments	8.9%
Long-Term Fixed Income Investments	92.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.9%
United States Government Treasuries	24.2%
Mortgage-Backed Securities	22.8%
International Debt	13.0%
Asset-Backed Securities	3.1%
Non-US Bonds	1.3%
Municipal Bonds	0.1%
Other	7.6%

C000004301
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class Y
Trading Symbol	RFAYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight to investment grade corporate bonds, ABS, CMBS, and non-agency CMOs were primary drivers of the outperformance, as spreads ended the fiscal year tighter. The Fund’s overweight to U.S. duration, implemented via derivatives, was additive as interest rates rallied in the first and third quarter of 2025, but was partially offset as interest rates sold off at the end of 2024. An underweight to Japanese interest rates, implemented via derivatives, also contributed positively. The Fund also used government bond futures and currency forwards to seek to generate active returns from international interest rates and currency positions, and these strategies had a positive impact during the fiscal year. Each of the Fund’s money managers outperformed both their assigned benchmarks and the Fund’s benchmark for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index
2015	10,000	10,000
2016	10,493	10,437
2017	10,560	10,531
2018	10,292	10,315
2019	11,502	11,502
2020	12,283	12,214
2021	12,378	12,155
2022	10,302	10,249
2023	10,263	10,286
2024	11,345	11,370
2025	12,068	12,071

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	6.37%	(0.35)%	1.90%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,041,381,000
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 2,385,000
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,041,381
Total Number of Portfolio Holdings	860
Total Advisory Fees Paid (thousands)	$2,385
Portfolio Turnover Rate	82%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(1.3)%
Short-Term Investments	8.9%
Long-Term Fixed Income Investments	92.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	27.9%
United States Government Treasuries	24.2%
Mortgage-Backed Securities	22.8%
International Debt	13.0%
Asset-Backed Securities	3.1%
Non-US Bonds	1.3%
Municipal Bonds	0.1%
Other	7.6%

C000043470
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class A
Trading Symbol	RSBTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year, due primarily to out-of-benchmark exposures to investment-grade corporate bonds and securitized credit (non-agency CMBS, non-agency CMOs and ABS), which outperformed as credit spreads ended the fiscal year tighter. The Fund’s overweight duration position and yield curve positioning, implemented via derivatives, contributed positively to performance. The Fund’s underweight to Japanese rates, implemented via derivatives, was additive for the fiscal year. The Fund also used government bond futures and currency forwards to seek to generate active returns from interest rates and currency positions, and these strategies had a positive impact during the fiscal year. Each of the Fund’s money managers outperformed their assigned benchmarks and the Fund’s secondary benchmark for the fiscal year, with their out-of-benchmark allocation to investment-grade corporates being additive.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Treasury IndexFootnote Reference(a)
2015	9,627	10,000	10,000
2016	9,840	10,437	10,091
2017	9,906	10,531	10,116
2018	9,951	10,315	10,141
2019	10,431	11,502	10,602
2020	10,847	12,214	10,940
2021	10,842	12,155	10,915
2022	10,113	10,249	10,406
2023	10,434	10,286	10,712
2024	11,162	11,370	11,330
2025	11,769	12,071	11,879

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	2.81%	0.87%	1.64%
Class A - no sales charge	5.44%	1.64%	2.03%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA 1-3 Year US Treasury IndexFootnote Reference(a)	4.85%	1.66%	1.74%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 422,297,000
Holdings Count | Holding	584
Advisory Fees Paid, Amount	$ 1,250,000
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$422,297
Total Number of Portfolio Holdings	584
Total Advisory Fees Paid (thousands)	$1,250
Portfolio Turnover Rate	113%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	8.9%
Long-Term Fixed Income Investments	90.9%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	35.9%
Mortgage-Backed Securities	15.7%
Asset-Backed Securities	13.6%
International Debt	12.9%
United States Government Treasuries	9.7%
United States Government Agencies	2.7%
Municipal Bonds	0.4%
Other	9.1%

C000004337
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class C
Trading Symbol	RSBCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$156	1.52%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year, due primarily to out-of-benchmark exposures to investment-grade corporate bonds and securitized credit (non-agency CMBS, non-agency CMOs and ABS), which outperformed as credit spreads ended the fiscal year tighter. The Fund’s overweight duration position and yield curve positioning, implemented via derivatives, contributed positively to performance. The Fund’s underweight to Japanese rates, implemented via derivatives, was additive for the fiscal year. The Fund also used government bond futures and currency forwards to seek to generate active returns from interest rates and currency positions, and these strategies had a positive impact during the fiscal year. Each of the Fund’s money managers outperformed their assigned benchmarks and the Fund’s secondary benchmark for the fiscal year, with their out-of-benchmark allocation to investment-grade corporates being additive.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Treasury IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,144	10,437	10,091
2017	10,138	10,531	10,116
2018	10,104	10,315	10,141
2019	10,517	11,502	10,602
2020	10,848	12,214	10,940
2021	10,768	12,155	10,915
2022	9,966	10,249	10,406
2023	10,207	10,286	10,712
2024	10,840	11,370	11,330
2025	11,339	12,071	11,879

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	4.61%	0.89%	1.26%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA 1-3 Year US Treasury IndexFootnote Reference(a)	4.85%	1.66%	1.74%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 422,297,000
Holdings Count | Holding	584
Advisory Fees Paid, Amount	$ 1,250,000
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$422,297
Total Number of Portfolio Holdings	584
Total Advisory Fees Paid (thousands)	$1,250
Portfolio Turnover Rate	113%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	8.9%
Long-Term Fixed Income Investments	90.9%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	35.9%
Mortgage-Backed Securities	15.7%
Asset-Backed Securities	13.6%
International Debt	12.9%
United States Government Treasuries	9.7%
United States Government Agencies	2.7%
Municipal Bonds	0.4%
Other	9.1%

C000178370
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class M
Trading Symbol	RSDTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year, due primarily to out-of-benchmark exposures to investment-grade corporate bonds and securitized credit (non-agency CMBS, non-agency CMOs and ABS), which outperformed as credit spreads ended the fiscal year tighter. The Fund’s overweight duration position and yield curve positioning, implemented via derivatives, contributed positively to performance. The Fund’s underweight to Japanese rates, implemented via derivatives, was additive for the fiscal year. The Fund also used government bond futures and currency forwards to seek to generate active returns from interest rates and currency positions, and these strategies had a positive impact during the fiscal year. Each of the Fund’s money managers outperformed their assigned benchmarks and the Fund’s secondary benchmark for the fiscal year, with their out-of-benchmark allocation to investment-grade corporates being additive.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Treasury IndexFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,247	10,437	10,091
2017	10,351	10,531	10,116
2018	10,432	10,315	10,141
2019	10,968	11,502	10,602
2020	11,433	12,214	10,940
2021	11,468	12,155	10,915
2022	10,723	10,249	10,406
2023	11,104	10,286	10,712
2024	11,917	11,370	11,330
2025	12,594	12,071	11,879

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	5.68%	1.95%	2.33%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA 1-3 Year US Treasury IndexFootnote Reference(b)	4.85%	1.66%	1.74%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 422,297,000
Holdings Count | Holding	584
Advisory Fees Paid, Amount	$ 1,250,000
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$422,297
Total Number of Portfolio Holdings	584
Total Advisory Fees Paid (thousands)	$1,250
Portfolio Turnover Rate	113%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	8.9%
Long-Term Fixed Income Investments	90.9%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	35.9%
Mortgage-Backed Securities	15.7%
Asset-Backed Securities	13.6%
International Debt	12.9%
United States Government Treasuries	9.7%
United States Government Agencies	2.7%
Municipal Bonds	0.4%
Other	9.1%

C000166204
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	RDBRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year, due primarily to out-of-benchmark exposures to investment-grade corporate bonds and securitized credit (non-agency CMBS, non-agency CMOs and ABS), which outperformed as credit spreads ended the fiscal year tighter. The Fund’s overweight duration position and yield curve positioning, implemented via derivatives, contributed positively to performance. The Fund’s underweight to Japanese rates, implemented via derivatives, was additive for the fiscal year. The Fund also used government bond futures and currency forwards to seek to generate active returns from interest rates and currency positions, and these strategies had a positive impact during the fiscal year. Each of the Fund’s money managers outperformed their assigned benchmarks and the Fund’s secondary benchmark for the fiscal year, with their out-of-benchmark allocation to investment-grade corporates being additive.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Treasury IndexFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,249	10,437	10,091
2017	10,355	10,531	10,116
2018	10,430	10,315	10,141
2019	10,971	11,502	10,602
2020	11,436	12,214	10,940
2021	11,465	12,155	10,915
2022	10,726	10,249	10,406
2023	11,101	10,286	10,712
2024	11,913	11,370	11,330
2025	12,596	12,071	11,879

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	5.73%	1.95%	2.33%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA 1-3 Year US Treasury IndexFootnote Reference(b)	4.85%	1.66%	1.74%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 422,297,000
Holdings Count | Holding	584
Advisory Fees Paid, Amount	$ 1,250,000
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$422,297
Total Number of Portfolio Holdings	584
Total Advisory Fees Paid (thousands)	$1,250
Portfolio Turnover Rate	113%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	8.9%
Long-Term Fixed Income Investments	90.9%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	35.9%
Mortgage-Backed Securities	15.7%
Asset-Backed Securities	13.6%
International Debt	12.9%
United States Government Treasuries	9.7%
United States Government Agencies	2.7%
Municipal Bonds	0.4%
Other	9.1%

C000004336
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class S
Trading Symbol	RFBSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year, due primarily to out-of-benchmark exposures to investment-grade corporate bonds and securitized credit (non-agency CMBS, non-agency CMOs and ABS), which outperformed as credit spreads ended the fiscal year tighter. The Fund’s overweight duration position and yield curve positioning, implemented via derivatives, contributed positively to performance. The Fund’s underweight to Japanese rates, implemented via derivatives, was additive for the fiscal year. The Fund also used government bond futures and currency forwards to seek to generate active returns from interest rates and currency positions, and these strategies had a positive impact during the fiscal year. Each of the Fund’s money managers outperformed their assigned benchmarks and the Fund’s secondary benchmark for the fiscal year, with their out-of-benchmark allocation to investment-grade corporates being additive.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Treasury IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,247	10,437	10,091
2017	10,342	10,531	10,116
2018	10,418	10,315	10,141
2019	10,948	11,502	10,602
2020	11,406	12,214	10,940
2021	11,436	12,155	10,915
2022	10,689	10,249	10,406
2023	11,058	10,286	10,712
2024	11,863	11,370	11,330
2025	12,538	12,071	11,879

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	5.69%	1.91%	2.29%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA 1-3 Year US Treasury IndexFootnote Reference(a)	4.85%	1.66%	1.74%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 422,297,000
Holdings Count | Holding	584
Advisory Fees Paid, Amount	$ 1,250,000
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$422,297
Total Number of Portfolio Holdings	584
Total Advisory Fees Paid (thousands)	$1,250
Portfolio Turnover Rate	113%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	8.9%
Long-Term Fixed Income Investments	90.9%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	35.9%
Mortgage-Backed Securities	15.7%
Asset-Backed Securities	13.6%
International Debt	12.9%
United States Government Treasuries	9.7%
United States Government Agencies	2.7%
Municipal Bonds	0.4%
Other	9.1%

C000066918
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class Y
Trading Symbol	RSBYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year, due primarily to out-of-benchmark exposures to investment-grade corporate bonds and securitized credit (non-agency CMBS, non-agency CMOs and ABS), which outperformed as credit spreads ended the fiscal year tighter. The Fund’s overweight duration position and yield curve positioning, implemented via derivatives, contributed positively to performance. The Fund’s underweight to Japanese rates, implemented via derivatives, was additive for the fiscal year. The Fund also used government bond futures and currency forwards to seek to generate active returns from interest rates and currency positions, and these strategies had a positive impact during the fiscal year. Each of the Fund’s money managers outperformed their assigned benchmarks and the Fund’s secondary benchmark for the fiscal year, with their out-of-benchmark allocation to investment-grade corporates being additive.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year US Treasury IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,254	10,437	10,091
2017	10,358	10,531	10,116
2018	10,436	10,315	10,141
2019	10,980	11,502	10,602
2020	11,449	12,214	10,940
2021	11,487	12,155	10,915
2022	10,748	10,249	10,406
2023	11,126	10,286	10,712
2024	11,944	11,370	11,330
2025	12,632	12,071	11,879

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	5.76%	1.99%	2.36%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA 1-3 Year US Treasury IndexFootnote Reference(a)	4.85%	1.66%	1.74%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 422,297,000
Holdings Count | Holding	584
Advisory Fees Paid, Amount	$ 1,250,000
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$422,297
Total Number of Portfolio Holdings	584
Total Advisory Fees Paid (thousands)	$1,250
Portfolio Turnover Rate	113%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	8.9%
Long-Term Fixed Income Investments	90.9%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	35.9%
Mortgage-Backed Securities	15.7%
Asset-Backed Securities	13.6%
International Debt	12.9%
United States Government Treasuries	9.7%
United States Government Agencies	2.7%
Municipal Bonds	0.4%
Other	9.1%

C000155368
Shareholder Report [Line Items]
Fund Name	Tax-Exempt High Yield Bond Fund
Class Name	Class A
Trading Symbol	RTHAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. The Fund’s overweight to A-rated municipals contributed positively while an overweight to BBB-rated municipals detracted from performance as lower quality cohorts underperformed over the fiscal year. An overweight to longer maturing municipals also detracted from performance, as longer-maturity municipal securities lagged their intermediate-maturity counterparts over the fiscal year. The Fund’s U.S. interest rates curve positioning detracted from performance, with an underweight to short term key rate durations detracting from performance as the yield curve bull steepened during the fiscal year. The Fund’s underweight to the housing sector detracted from performance while an underweight to high yield tobacco was additive.  One of the Fund’s two money managers employed throughout the fiscal year outperformed the Fund’s secondary benchmark for the fiscal year, with their overweight to A-rated municipals being additive. The other money manager employed throughout the fiscal year underperformed the Fund’s secondary benchmark, with an overweight to BBB-rated municipals detracting from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond IndexFootnote Reference(a)
2015	9,629	10,000	10,000
2016	10,455	10,406	10,678
2017	10,664	10,634	10,964
2018	11,036	10,579	11,251
2019	12,144	11,576	12,461
2020	12,200	11,992	12,743
2021	13,231	12,308	13,686
2022	11,004	10,834	11,677
2023	11,281	11,120	12,079
2024	13,031	12,198	13,807
2025	13,325	12,707	14,267

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	(1.60)%	1.00%	2.91%
Class A - no sales charge	2.26%	1.78%	3.30%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond IndexFootnote Reference(a)	3.33%	2.28%	3.62%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,347,768,000
Holdings Count | Holding	2,912
Advisory Fees Paid, Amount	$ 7,639,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,347,768
Total Number of Portfolio Holdings	2,912
Total Advisory Fees Paid (thousands)	$7,639
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.6%
Short-Term Investments	7.9%
Long-Term Fixed Income Investments	90.5%

State Exposure

(% of Net Assets)

Value	Value
Florida	9.9%
New York	7.0%
Puerto Rico	7.0%
Illinois	6.8%
California	6.4%
Texas	5.4%
Pennsylvania	4.3%
Ohio	4.0%
Colorado	3.6%
Wisconsin	3.5%
Other	42.1%

Material Fund Change [Text Block]

Material Fund Changes

In September 2025, Russell Investment Management, LLC hired Rockefeller & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In September 2025, Russell Investment Management, LLC hired Rockefeller & Co. LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000155369
Shareholder Report [Line Items]
Fund Name	Tax-Exempt High Yield Bond Fund
Class Name	Class C
Trading Symbol	RTHCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$165	1.64%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. The Fund’s overweight to A-rated municipals contributed positively while an overweight to BBB-rated municipals detracted from performance as lower quality cohorts underperformed over the fiscal year. An overweight to longer maturing municipals also detracted from performance, as longer-maturity municipal securities lagged their intermediate-maturity counterparts over the fiscal year. The Fund’s U.S. interest rates curve positioning detracted from performance, with an underweight to short term key rate durations detracting from performance as the yield curve bull steepened during the fiscal year. The Fund’s underweight to the housing sector detracted from performance while an underweight to high yield tobacco was additive.  One of the Fund’s two money managers employed throughout the fiscal year outperformed the Fund’s secondary benchmark for the fiscal year, with their overweight to A-rated municipals being additive. The other money manager employed throughout the fiscal year underperformed the Fund’s secondary benchmark, with an overweight to BBB-rated municipals detracting from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,779	10,406	10,678
2017	10,918	10,634	10,964
2018	11,215	10,579	11,251
2019	12,244	11,576	12,461
2020	12,218	11,992	12,743
2021	13,146	12,308	13,686
2022	10,838	10,834	11,677
2023	11,030	11,120	12,079
2024	12,654	12,198	13,807
2025	12,843	12,707	14,267

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	1.49%	1.00%	2.53%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond IndexFootnote Reference(a)	3.33%	2.28%	3.62%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,347,768,000
Holdings Count | Holding	2,912
Advisory Fees Paid, Amount	$ 7,639,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,347,768
Total Number of Portfolio Holdings	2,912
Total Advisory Fees Paid (thousands)	$7,639
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.6%
Short-Term Investments	7.9%
Long-Term Fixed Income Investments	90.5%

State Exposure

(% of Net Assets)

Value	Value
Florida	9.9%
New York	7.0%
Puerto Rico	7.0%
Illinois	6.8%
California	6.4%
Texas	5.4%
Pennsylvania	4.3%
Ohio	4.0%
Colorado	3.6%
Wisconsin	3.5%
Other	42.1%

Material Fund Change [Text Block]

Material Fund Changes

In September 2025, Russell Investment Management, LLC hired Rockefeller & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In September 2025, Russell Investment Management, LLC hired Rockefeller & Co. LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000178433
Shareholder Report [Line Items]
Fund Name	Tax-Exempt High Yield Bond Fund
Class Name	Class M
Trading Symbol	RHYTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. The Fund’s overweight to A-rated municipals contributed positively while an overweight to BBB-rated municipals detracted from performance as lower quality cohorts underperformed over the fiscal year. An overweight to longer maturing municipals also detracted from performance, as longer-maturity municipal securities lagged their intermediate-maturity counterparts over the fiscal year. The Fund’s U.S. interest rates curve positioning detracted from performance, with an underweight to short term key rate durations detracting from performance as the yield curve bull steepened during the fiscal year. The Fund’s underweight to the housing sector detracted from performance while an underweight to high yield tobacco was additive.  One of the Fund’s two money managers employed throughout the fiscal year outperformed the Fund’s secondary benchmark for the fiscal year, with their overweight to A-rated municipals being additive. The other money manager employed throughout the fiscal year underperformed the Fund’s secondary benchmark, with an overweight to BBB-rated municipals detracting from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Bloomberg Municipal Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond IndexFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,895	10,406	10,678
2017	11,137	10,634	10,964
2018	11,576	10,579	11,251
2019	12,771	11,576	12,461
2020	12,885	11,992	12,743
2021	14,020	12,308	13,686
2022	11,694	10,834	11,677
2023	12,030	11,120	12,079
2024	13,943	12,198	13,807
2025	14,307	12,707	14,267

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	2.61%	2.12%	3.65%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond IndexFootnote Reference(b)	3.33%	2.28%	3.62%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,347,768,000
Holdings Count | Holding	2,912
Advisory Fees Paid, Amount	$ 7,639,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,347,768
Total Number of Portfolio Holdings	2,912
Total Advisory Fees Paid (thousands)	$7,639
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.6%
Short-Term Investments	7.9%
Long-Term Fixed Income Investments	90.5%

State Exposure

(% of Net Assets)

Value	Value
Florida	9.9%
New York	7.0%
Puerto Rico	7.0%
Illinois	6.8%
California	6.4%
Texas	5.4%
Pennsylvania	4.3%
Ohio	4.0%
Colorado	3.6%
Wisconsin	3.5%
Other	42.1%

Material Fund Change [Text Block]

Material Fund Changes

In September 2025, Russell Investment Management, LLC hired Rockefeller & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In September 2025, Russell Investment Management, LLC hired Rockefeller & Co. LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000155371
Shareholder Report [Line Items]
Fund Name	Tax-Exempt High Yield Bond Fund
Class Name	Class S
Trading Symbol	RTHSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. The Fund’s overweight to A-rated municipals contributed positively while an overweight to BBB-rated municipals detracted from performance as lower quality cohorts underperformed over the fiscal year. An overweight to longer maturing municipals also detracted from performance, as longer-maturity municipal securities lagged their intermediate-maturity counterparts over the fiscal year. The Fund’s U.S. interest rates curve positioning detracted from performance, with an underweight to short term key rate durations detracting from performance as the yield curve bull steepened during the fiscal year. The Fund’s underweight to the housing sector detracted from performance while an underweight to high yield tobacco was additive.  One of the Fund’s two money managers employed throughout the fiscal year outperformed the Fund’s secondary benchmark for the fiscal year, with their overweight to A-rated municipals being additive. The other money manager employed throughout the fiscal year underperformed the Fund’s secondary benchmark, with an overweight to BBB-rated municipals detracting from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg Municipal Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,895	10,406	10,678
2017	11,140	10,634	10,964
2018	11,555	10,579	11,251
2019	12,736	11,576	12,461
2020	12,837	11,992	12,743
2021	13,967	12,308	13,686
2022	11,631	10,834	11,677
2023	11,957	11,120	12,079
2024	13,863	12,198	13,807
2025	14,215	12,707	14,267

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	2.54%	2.06%	3.58%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond IndexFootnote Reference(a)	3.33%	2.28%	3.62%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,347,768,000
Holdings Count | Holding	2,912
Advisory Fees Paid, Amount	$ 7,639,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,347,768
Total Number of Portfolio Holdings	2,912
Total Advisory Fees Paid (thousands)	$7,639
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.6%
Short-Term Investments	7.9%
Long-Term Fixed Income Investments	90.5%

State Exposure

(% of Net Assets)

Value	Value
Florida	9.9%
New York	7.0%
Puerto Rico	7.0%
Illinois	6.8%
California	6.4%
Texas	5.4%
Pennsylvania	4.3%
Ohio	4.0%
Colorado	3.6%
Wisconsin	3.5%
Other	42.1%

Material Fund Change [Text Block]

Material Fund Changes

In September 2025, Russell Investment Management, LLC hired Rockefeller & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In September 2025, Russell Investment Management, LLC hired Rockefeller & Co. LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000089692
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class A
Trading Symbol	RTEAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. The Fund’s overweight to A-rated municipals contributed positively while an overweight to BBB-rated municipals detracted from performance as lower quality cohorts underperformed over the fiscal year. As interest rates rallied in the first and third quarter of 2025, the Fund’s overweight duration position was additive but was partially offset as interest rates sold off at the end of 2024. Overweight positions within the housing and industrial development revenue/pollution control revenue sectors were additive. An overweight to Illinois detracted from performance while a slight overweight to the top-performing U.S. Virgin Islands provided an offset. Both of the Fund’s money managers underperformed the Fund’s benchmark over the fiscal year, with the managers’ overweight to BBB-rated municipals hindering their performance.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index	Bloomberg Municipal 1-15 Year Blend (1-17) IndexFootnote Reference(a)
2015	9,623	10,000	10,000
2016	9,948	10,406	10,310
2017	10,071	10,634	10,510
2018	10,045	10,579	10,454
2019	10,854	11,576	11,302
2020	11,078	11,992	11,716
2021	11,435	12,308	11,924
2022	10,211	10,834	10,858
2023	10,521	11,120	11,126
2024	11,403	12,198	11,964
2025	11,825	12,707	12,542

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	(0.19)%	0.54%	1.69%
Class A - no sales charge	3.70%	1.31%	2.08%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg Municipal 1-15 Year Blend (1-17) IndexFootnote Reference(a)	4.83%	1.37%	2.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 6,191,872,000
Holdings Count | Holding	3,422
Advisory Fees Paid, Amount	$ 17,674,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$6,191,872
Total Number of Portfolio Holdings	3,422
Total Advisory Fees Paid (thousands)	$17,674
Portfolio Turnover Rate	45%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.9%
Long-Term Fixed Income Investments	98.1%

State Exposure

(% of Net Assets)

Value	Value
Illinois	9.9%
Texas	9.6%
New York	7.9%
California	7.5%
Florida	5.7%
Alabama	4.8%
Pennsylvania	3.4%
Georgia	3.4%
Puerto Rico	3.1%
New Jersey	2.5%
Other	42.2%

Material Fund Change [Text Block]

Material Fund Changes

In September 2025, Russell Investment Management, LLC hired Brown Brothers Harriman Mutual Fund Advisory Department as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In September 2025, Russell Investment Management, LLC hired Brown Brothers Harriman Mutual Fund Advisory Department as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000004331
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class C
Trading Symbol	RTECX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$153	1.51%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. The Fund’s overweight to A-rated municipals contributed positively while an overweight to BBB-rated municipals detracted from performance as lower quality cohorts underperformed over the fiscal year. As interest rates rallied in the first and third quarter of 2025, the Fund’s overweight duration position was additive but was partially offset as interest rates sold off at the end of 2024. Overweight positions within the housing and industrial development revenue/pollution control revenue sectors were additive. An overweight to Illinois detracted from performance while a slight overweight to the top-performing U.S. Virgin Islands provided an offset. Both of the Fund’s money managers underperformed the Fund’s benchmark over the fiscal year, with the managers’ overweight to BBB-rated municipals hindering their performance.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Municipal 1-15 Year Blend (1-17) IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,267	10,406	10,310
2017	10,316	10,634	10,510
2018	10,221	10,579	10,454
2019	10,967	11,576	11,302
2020	11,115	11,992	11,716
2021	11,386	12,308	11,924
2022	10,101	10,834	10,858
2023	10,331	11,120	11,126
2024	11,120	12,198	11,964
2025	11,448	12,707	12,542

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	2.95%	0.59%	1.36%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg Municipal 1-15 Year Blend (1-17) IndexFootnote Reference(a)	4.83%	1.37%	2.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 6,191,872,000
Holdings Count | Holding	3,422
Advisory Fees Paid, Amount	$ 17,674,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$6,191,872
Total Number of Portfolio Holdings	3,422
Total Advisory Fees Paid (thousands)	$17,674
Portfolio Turnover Rate	45%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.9%
Long-Term Fixed Income Investments	98.1%

State Exposure

(% of Net Assets)

Value	Value
Illinois	9.9%
Texas	9.6%
New York	7.9%
California	7.5%
Florida	5.7%
Alabama	4.8%
Pennsylvania	3.4%
Georgia	3.4%
Puerto Rico	3.1%
New Jersey	2.5%
Other	42.2%

Material Fund Change [Text Block]

Material Fund Changes

In September 2025, Russell Investment Management, LLC hired Brown Brothers Harriman Mutual Fund Advisory Department as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In September 2025, Russell Investment Management, LLC hired Brown Brothers Harriman Mutual Fund Advisory Department as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000178365
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class M
Trading Symbol	RBCUX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. The Fund’s overweight to A-rated municipals contributed positively while an overweight to BBB-rated municipals detracted from performance as lower quality cohorts underperformed over the fiscal year. As interest rates rallied in the first and third quarter of 2025, the Fund’s overweight duration position was additive but was partially offset as interest rates sold off at the end of 2024. Overweight positions within the housing and industrial development revenue/pollution control revenue sectors were additive. An overweight to Illinois detracted from performance while a slight overweight to the top-performing U.S. Virgin Islands provided an offset. Both of the Fund’s money managers underperformed the Fund’s benchmark over the fiscal year, with the managers’ overweight to BBB-rated municipals hindering their performance.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Bloomberg Municipal Bond Index	Bloomberg Municipal 1-15 Year Blend (1-17) IndexFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,368	10,406	10,310
2017	10,536	10,634	10,510
2018	10,554	10,579	10,454
2019	11,446	11,576	11,302
2020	11,724	11,992	11,716
2021	12,150	12,308	11,924
2022	10,893	10,834	10,858
2023	11,267	11,120	11,126
2024	12,257	12,198	11,964
2025	12,761	12,707	12,542

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	4.12%	1.71%	2.47%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg Municipal 1-15 Year Blend (1-17) IndexFootnote Reference(b)	4.83%	1.37%	2.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 6,191,872,000
Holdings Count | Holding	3,422
Advisory Fees Paid, Amount	$ 17,674,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$6,191,872
Total Number of Portfolio Holdings	3,422
Total Advisory Fees Paid (thousands)	$17,674
Portfolio Turnover Rate	45%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.9%
Long-Term Fixed Income Investments	98.1%

State Exposure

(% of Net Assets)

Value	Value
Illinois	9.9%
Texas	9.6%
New York	7.9%
California	7.5%
Florida	5.7%
Alabama	4.8%
Pennsylvania	3.4%
Georgia	3.4%
Puerto Rico	3.1%
New Jersey	2.5%
Other	42.2%

Material Fund Change [Text Block]

Material Fund Changes

In September 2025, Russell Investment Management, LLC hired Brown Brothers Harriman Mutual Fund Advisory Department as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In September 2025, Russell Investment Management, LLC hired Brown Brothers Harriman Mutual Fund Advisory Department as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000004330
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class S
Trading Symbol	RLVSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. The Fund’s overweight to A-rated municipals contributed positively while an overweight to BBB-rated municipals detracted from performance as lower quality cohorts underperformed over the fiscal year. As interest rates rallied in the first and third quarter of 2025, the Fund’s overweight duration position was additive but was partially offset as interest rates sold off at the end of 2024. Overweight positions within the housing and industrial development revenue/pollution control revenue sectors were additive. An overweight to Illinois detracted from performance while a slight overweight to the top-performing U.S. Virgin Islands provided an offset. Both of the Fund’s money managers underperformed the Fund’s benchmark over the fiscal year, with the managers’ overweight to BBB-rated municipals hindering their performance.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg Municipal Bond Index	Bloomberg Municipal 1-15 Year Blend (1-17) IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,368	10,406	10,310
2017	10,524	10,634	10,510
2018	10,532	10,579	10,454
2019	11,412	11,576	11,302
2020	11,682	11,992	11,716
2021	12,089	12,308	11,924
2022	10,832	10,834	10,858
2023	11,188	11,120	11,126
2024	12,165	12,198	11,964
2025	12,653	12,707	12,542

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	4.01%	1.61%	2.38%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg Municipal 1-15 Year Blend (1-17) IndexFootnote Reference(a)	4.83%	1.37%	2.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 6,191,872,000
Holdings Count | Holding	3,422
Advisory Fees Paid, Amount	$ 17,674,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$6,191,872
Total Number of Portfolio Holdings	3,422
Total Advisory Fees Paid (thousands)	$17,674
Portfolio Turnover Rate	45%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.9%
Long-Term Fixed Income Investments	98.1%

State Exposure

(% of Net Assets)

Value	Value
Illinois	9.9%
Texas	9.6%
New York	7.9%
California	7.5%
Florida	5.7%
Alabama	4.8%
Pennsylvania	3.4%
Georgia	3.4%
Puerto Rico	3.1%
New Jersey	2.5%
Other	42.2%

Material Fund Change [Text Block]

Material Fund Changes

In September 2025, Russell Investment Management, LLC hired Brown Brothers Harriman Mutual Fund Advisory Department as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In September 2025, Russell Investment Management, LLC hired Brown Brothers Harriman Mutual Fund Advisory Department as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000089834
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class A
Trading Symbol	RGIAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$135	1.26%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Out-of-index allocations to waste and communications infrastructure had the largest impact on performance. An underweight to marine ports further detracted. Favorable security selection among gas, electric and multi-utilities was beneficial.

Money manager performance was mixed for the fiscal year, with two managers hindered by off-benchmark allocations to the communications sector and one manager benefiting from positive security selection within the gas utilities and multi-utilities sectors.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of infrastructure stocks, outperformed the Fund’s secondary benchmark. Underweights to electric utilities and airports benefited performance while an overweight to multi-utilities detracted.

During the fiscal year, RIM used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index (Net)	S&P® Global Infrastructure Index (Net)Footnote Reference(a)
2015	9,423	10,000	10,000
2016	9,935	10,118	10,534
2017	11,434	12,423	12,273
2018	10,624	12,567	11,235
2019	12,802	14,162	13,476
2020	11,199	14,780	11,213
2021	14,056	20,755	14,346
2022	13,219	16,920	13,567
2023	12,908	18,693	13,264
2024	16,441	24,988	17,511
2025	18,855	30,490	20,485

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	8.10%	9.68%	6.55%
Class A - no sales charge	14.68%	10.98%	7.18%
MSCI World Index (Net)	22.02%	15.58%	11.79%
S&P® Global Infrastructure Index (Net)Footnote Reference(a)	16.99%	12.81%	7.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 346,612,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 2,275,000
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$346,612
Total Number of Portfolio Holdings	135
Total Advisory Fees Paid (thousands)	$2,275
Portfolio Turnover Rate	71%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	1.9%
Common Stocks	97.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	46.1%
Australia	7.6%
France	7.0%
Mexico	6.8%
Spain	5.5%
Canada	5.3%
United Kingdom	4.0%
Italy	3.1%
China	2.1%
Germany	1.9%
Other Common Stocks	8.3%
Other	2.3%

C000089835
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class C
Trading Symbol	RGCIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$215	2.01%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Out-of-index allocations to waste and communications infrastructure had the largest impact on performance. An underweight to marine ports further detracted. Favorable security selection among gas, electric and multi-utilities was beneficial.

Money manager performance was mixed for the fiscal year, with two managers hindered by off-benchmark allocations to the communications sector and one manager benefiting from positive security selection within the gas utilities and multi-utilities sectors.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of infrastructure stocks, outperformed the Fund’s secondary benchmark. Underweights to electric utilities and airports benefited performance while an overweight to multi-utilities detracted.

During the fiscal year, RIM used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI World Index (Net)	S&P® Global Infrastructure Index (Net)Footnote Reference(a)
2015	10,000	10,000	10,000
2016	10,465	10,118	10,534
2017	11,954	12,423	12,273
2018	11,030	12,567	11,235
2019	13,197	14,162	13,476
2020	11,449	14,780	11,213
2021	14,271	20,755	14,346
2022	13,318	16,920	13,567
2023	12,899	18,693	13,264
2024	16,327	24,988	17,511
2025	18,585	30,490	20,485

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	13.84%	10.17%	6.39%
MSCI World Index (Net)	22.02%	15.58%	11.79%
S&P® Global Infrastructure Index (Net)Footnote Reference(a)	16.99%	12.81%	7.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 346,612,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 2,275,000
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$346,612
Total Number of Portfolio Holdings	135
Total Advisory Fees Paid (thousands)	$2,275
Portfolio Turnover Rate	71%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	1.9%
Common Stocks	97.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	46.1%
Australia	7.6%
France	7.0%
Mexico	6.8%
Spain	5.5%
Canada	5.3%
United Kingdom	4.0%
Italy	3.1%
China	2.1%
Germany	1.9%
Other Common Stocks	8.3%
Other	2.3%

C000178385
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class M
Trading Symbol	RGFTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$98	0.91%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Out-of-index allocations to waste and communications infrastructure had the largest impact on performance. An underweight to marine ports further detracted. Favorable security selection among gas, electric and multi-utilities was beneficial.

Money manager performance was mixed for the fiscal year, with two managers hindered by off-benchmark allocations to the communications sector and one manager benefiting from positive security selection within the gas utilities and multi-utilities sectors.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of infrastructure stocks, outperformed the Fund’s secondary benchmark. Underweights to electric utilities and airports benefited performance while an overweight to multi-utilities detracted.

During the fiscal year, RIM used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	MSCI World Index (Net)	S&P® Global Infrastructure Index (Net)Footnote Reference(b)
2015	10,000	10,000	10,000
2016	10,569	10,118	10,534
2017	12,206	12,423	12,273
2018	11,380	12,567	11,235
2019	13,749	14,162	13,476
2020	12,075	14,780	11,213
2021	15,203	20,755	14,346
2022	14,336	16,920	13,567
2023	14,068	18,693	13,264
2024	17,971	24,988	17,511
2025	20,690	30,490	20,485

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	15.13%	11.37%	7.54%
MSCI World Index (Net)	22.02%	15.58%	11.79%
S&P® Global Infrastructure Index (Net)Footnote Reference(b)	16.99%	12.81%	7.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 346,612,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 2,275,000
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$346,612
Total Number of Portfolio Holdings	135
Total Advisory Fees Paid (thousands)	$2,275
Portfolio Turnover Rate	71%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	1.9%
Common Stocks	97.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	46.1%
Australia	7.6%
France	7.0%
Mexico	6.8%
Spain	5.5%
Canada	5.3%
United Kingdom	4.0%
Italy	3.1%
China	2.1%
Germany	1.9%
Other Common Stocks	8.3%
Other	2.3%

C000089837
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class S
Trading Symbol	RGISX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$109	1.01%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Out-of-index allocations to waste and communications infrastructure had the largest impact on performance. An underweight to marine ports further detracted. Favorable security selection among gas, electric and multi-utilities was beneficial.

Money manager performance was mixed for the fiscal year, with two managers hindered by off-benchmark allocations to the communications sector and one manager benefiting from positive security selection within the gas utilities and multi-utilities sectors.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of infrastructure stocks, outperformed the Fund’s secondary benchmark. Underweights to electric utilities and airports benefited performance while an overweight to multi-utilities detracted.

During the fiscal year, RIM used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI World Index (Net)	S&P® Global Infrastructure Index (Net)Footnote Reference(a)
2015	10,000	10,000	10,000
2016	10,569	10,118	10,534
2017	12,200	12,423	12,273
2018	11,364	12,567	11,235
2019	13,736	14,162	13,476
2020	12,046	14,780	11,213
2021	15,158	20,755	14,346
2022	14,280	16,920	13,567
2023	13,983	18,693	13,264
2024	17,855	24,988	17,511
2025	20,527	30,490	20,485

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	14.97%	11.25%	7.46%
MSCI World Index (Net)	22.02%	15.58%	11.79%
S&P® Global Infrastructure Index (Net)Footnote Reference(a)	16.99%	12.81%	7.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 346,612,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 2,275,000
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$346,612
Total Number of Portfolio Holdings	135
Total Advisory Fees Paid (thousands)	$2,275
Portfolio Turnover Rate	71%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	1.9%
Common Stocks	97.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	46.1%
Australia	7.6%
France	7.0%
Mexico	6.8%
Spain	5.5%
Canada	5.3%
United Kingdom	4.0%
Italy	3.1%
China	2.1%
Germany	1.9%
Other Common Stocks	8.3%
Other	2.3%

C000089838
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class Y
Trading Symbol	RGIYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Out-of-index allocations to waste and communications infrastructure had the largest impact on performance. An underweight to marine ports further detracted. Favorable security selection among gas, electric and multi-utilities was beneficial.

Money manager performance was mixed for the fiscal year, with two managers hindered by off-benchmark allocations to the communications sector and one manager benefiting from positive security selection within the gas utilities and multi-utilities sectors.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of infrastructure stocks, outperformed the Fund’s secondary benchmark. Underweights to electric utilities and airports benefited performance while an overweight to multi-utilities detracted.

During the fiscal year, RIM used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	MSCI World Index (Net)	S&P® Global Infrastructure Index (Net)Footnote Reference(a)
2015	10,000	10,000	10,000
2016	10,587	10,118	10,534
2017	12,244	12,423	12,273
2018	11,427	12,567	11,235
2019	13,825	14,162	13,476
2020	12,143	14,780	11,213
2021	15,308	20,755	14,346
2022	14,451	16,920	13,567
2023	14,174	18,693	13,264
2024	18,127	24,988	17,511
2025	20,878	30,490	20,485

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	15.17%	11.45%	7.64%
MSCI World Index (Net)	22.02%	15.58%	11.79%
S&P® Global Infrastructure Index (Net)Footnote Reference(a)	16.99%	12.81%	7.43%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 346,612,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 2,275,000
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$346,612
Total Number of Portfolio Holdings	135
Total Advisory Fees Paid (thousands)	$2,275
Portfolio Turnover Rate	71%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	1.9%
Common Stocks	97.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	46.1%
Australia	7.6%
France	7.0%
Mexico	6.8%
Spain	5.5%
Canada	5.3%
United Kingdom	4.0%
Italy	3.1%
China	2.1%
Germany	1.9%
Other Common Stocks	8.3%
Other	2.3%

C000043465
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class A
Trading Symbol	RREAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$135	1.34%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Negative security selection within Continental Europe and Singapore detracted from performance. Unfavorable stock selection among lodging, specialty and net lease REITs also had a negative impact. These effects were partially offset by positive security selection within the health care and industrial sectors.

Both of the Fund’s money managers underperformed during the period.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of real estate stocks, outperformed the Fund’s secondary benchmark. An overweight to Australia and underweight to specialty REITs were additive, while an overweight to shopping centers detracted from performance.

During the fiscal year, RIM used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)Footnote Reference(a)
2015	9,424	10,000	10,000
2016	9,464	10,118	10,248
2017	10,041	12,423	10,875
2018	10,127	12,567	10,908
2019	12,103	14,162	13,120
2020	9,806	14,780	10,112
2021	13,687	20,755	14,371
2022	10,011	16,920	10,785
2023	9,582	18,693	10,135
2024	12,258	24,988	13,020
2025	12,417	30,490	13,465

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	(4.53)%	3.60%	2.19%
Class A - no sales charge	1.29%	4.83%	2.80%
MSCI World Index (Net)	22.02%	15.58%	11.79%
FTSE EPRA Nareit Developed Index (Net)Footnote Reference(a)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 381,000,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 2,730,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$381,000
Total Number of Portfolio Holdings	132
Total Advisory Fees Paid (thousands)	$2,730
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.5%
Short-Term Investments	4.4%
Common Stocks	95.1%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.2%
Japan	9.0%
Australia	6.3%
United Kingdom	3.7%
Singapore	3.3%
Hong Kong	2.9%
France	2.5%
Germany	2.4%
Sweden	1.6%
Canada	1.3%
Other Common Stocks	2.9%
Other	4.9%

C000004270
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class C
Trading Symbol	RRSCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$210	2.09%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Negative security selection within Continental Europe and Singapore detracted from performance. Unfavorable stock selection among lodging, specialty and net lease REITs also had a negative impact. These effects were partially offset by positive security selection within the health care and industrial sectors.

Both of the Fund’s money managers underperformed during the period.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of real estate stocks, outperformed the Fund’s secondary benchmark. An overweight to Australia and underweight to specialty REITs were additive, while an overweight to shopping centers detracted from performance.

During the fiscal year, RIM used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)Footnote Reference(a)
2015	10,000	10,000	10,000
2016	9,969	10,118	10,248
2017	10,496	12,423	10,875
2018	10,506	12,567	10,908
2019	12,466	14,162	13,120
2020	10,020	14,780	10,112
2021	13,883	20,755	14,371
2022	10,076	16,920	10,785
2023	9,576	18,693	10,135
2024	12,156	24,988	13,020
2025	12,219	30,490	13,465

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	0.52%	4.05%	2.02%
MSCI World Index (Net)	22.02%	15.58%	11.79%
FTSE EPRA Nareit Developed Index (Net)Footnote Reference(a)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 381,000,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 2,730,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$381,000
Total Number of Portfolio Holdings	132
Total Advisory Fees Paid (thousands)	$2,730
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.5%
Short-Term Investments	4.4%
Common Stocks	95.1%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.2%
Japan	9.0%
Australia	6.3%
United Kingdom	3.7%
Singapore	3.3%
Hong Kong	2.9%
France	2.5%
Germany	2.4%
Sweden	1.6%
Canada	1.3%
Other Common Stocks	2.9%
Other	4.9%

C000178325
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class M
Trading Symbol	RETTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Negative security selection within Continental Europe and Singapore detracted from performance. Unfavorable stock selection among lodging, specialty and net lease REITs also had a negative impact. These effects were partially offset by positive security selection within the health care and industrial sectors.

Both of the Fund’s money managers underperformed during the period.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of real estate stocks, outperformed the Fund’s secondary benchmark. An overweight to Australia and underweight to specialty REITs were additive, while an overweight to shopping centers detracted from performance.

During the fiscal year, RIM used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)Footnote Reference(b)
2015	10,000	10,000	10,000
2016	10,068	10,118	10,248
2017	10,713	12,423	10,875
2018	10,842	12,567	10,908
2019	13,005	14,162	13,120
2020	10,572	14,780	10,112
2021	14,808	20,755	14,371
2022	10,866	16,920	10,785
2023	10,438	18,693	10,135
2024	13,402	24,988	13,020
2025	13,619	30,490	13,465

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	1.62%	5.20%	3.14%
MSCI World Index (Net)	22.02%	15.58%	11.79%
FTSE EPRA Nareit Developed Index (Net)Footnote Reference(b)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 381,000,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 2,730,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$381,000
Total Number of Portfolio Holdings	132
Total Advisory Fees Paid (thousands)	$2,730
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.5%
Short-Term Investments	4.4%
Common Stocks	95.1%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.2%
Japan	9.0%
Australia	6.3%
United Kingdom	3.7%
Singapore	3.3%
Hong Kong	2.9%
France	2.5%
Germany	2.4%
Sweden	1.6%
Canada	1.3%
Other Common Stocks	2.9%
Other	4.9%

C000166197
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	RRSRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$93	0.92%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Negative security selection within Continental Europe and Singapore detracted from performance. Unfavorable stock selection among lodging, specialty and net lease REITs also had a negative impact. These effects were partially offset by positive security selection within the health care and industrial sectors.

Both of the Fund’s money managers underperformed during the period.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of real estate stocks, outperformed the Fund’s secondary benchmark. An overweight to Australia and underweight to specialty REITs were additive, while an overweight to shopping centers detracted from performance.

During the fiscal year, RIM used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6Footnote Reference(a)	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)Footnote Reference(b)
2015	10,000	10,000	10,000
2016	10,089	10,118	10,248
2017	10,747	12,423	10,875
2018	10,886	12,567	10,908
2019	13,067	14,162	13,120
2020	10,630	14,780	10,112
2021	14,899	20,755	14,371
2022	10,942	16,920	10,785
2023	10,522	18,693	10,135
2024	13,512	24,988	13,020
2025	13,745	30,490	13,465

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	1.72%	5.27%	3.23%
MSCI World Index (Net)	22.02%	15.58%	11.79%
FTSE EPRA Nareit Developed Index (Net)Footnote Reference(b)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 381,000,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 2,730,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$381,000
Total Number of Portfolio Holdings	132
Total Advisory Fees Paid (thousands)	$2,730
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.5%
Short-Term Investments	4.4%
Common Stocks	95.1%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.2%
Japan	9.0%
Australia	6.3%
United Kingdom	3.7%
Singapore	3.3%
Hong Kong	2.9%
France	2.5%
Germany	2.4%
Sweden	1.6%
Canada	1.3%
Other Common Stocks	2.9%
Other	4.9%

C000004269
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class S
Trading Symbol	RRESX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$110	1.09%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Negative security selection within Continental Europe and Singapore detracted from performance. Unfavorable stock selection among lodging, specialty and net lease REITs also had a negative impact. These effects were partially offset by positive security selection within the health care and industrial sectors.

Both of the Fund’s money managers underperformed during the period.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of real estate stocks, outperformed the Fund’s secondary benchmark. An overweight to Australia and underweight to specialty REITs were additive, while an overweight to shopping centers detracted from performance.

During the fiscal year, RIM used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)Footnote Reference(a)
2015	10,000	10,000	10,000
2016	10,068	10,118	10,248
2017	10,705	12,423	10,875
2018	10,825	12,567	10,908
2019	12,972	14,162	13,120
2020	10,536	14,780	10,112
2021	14,739	20,755	14,371
2022	10,808	16,920	10,785
2023	10,375	18,693	10,135
2024	13,303	24,988	13,020
2025	13,505	30,490	13,465

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	1.52%	5.09%	3.05%
MSCI World Index (Net)	22.02%	15.58%	11.79%
FTSE EPRA Nareit Developed Index (Net)Footnote Reference(a)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 381,000,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 2,730,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$381,000
Total Number of Portfolio Holdings	132
Total Advisory Fees Paid (thousands)	$2,730
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.5%
Short-Term Investments	4.4%
Common Stocks	95.1%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.2%
Japan	9.0%
Australia	6.3%
United Kingdom	3.7%
Singapore	3.3%
Hong Kong	2.9%
France	2.5%
Germany	2.4%
Sweden	1.6%
Canada	1.3%
Other Common Stocks	2.9%
Other	4.9%

C000066901
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class Y
Trading Symbol	RREYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Negative security selection within Continental Europe and Singapore detracted from performance. Unfavorable stock selection among lodging, specialty and net lease REITs also had a negative impact. These effects were partially offset by positive security selection within the health care and industrial sectors.

Both of the Fund’s money managers underperformed during the period.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of real estate stocks, outperformed the Fund’s secondary benchmark. An overweight to Australia and underweight to specialty REITs were additive, while an overweight to shopping centers detracted from performance.

During the fiscal year, RIM used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)Footnote Reference(a)
2015	10,000	10,000	10,000
2016	10,088	10,118	10,248
2017	10,748	12,423	10,875
2018	10,890	12,567	10,908
2019	13,077	14,162	13,120
2020	10,640	14,780	10,112
2021	14,918	20,755	14,371
2022	10,958	16,920	10,785
2023	10,539	18,693	10,135
2024	13,539	24,988	13,020
2025	13,772	30,490	13,465

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	1.75%	5.30%	3.25%
MSCI World Index (Net)	22.02%	15.58%	11.79%
FTSE EPRA Nareit Developed Index (Net)Footnote Reference(a)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 381,000,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 2,730,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$381,000
Total Number of Portfolio Holdings	132
Total Advisory Fees Paid (thousands)	$2,730
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.5%
Short-Term Investments	4.4%
Common Stocks	95.1%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.2%
Japan	9.0%
Australia	6.3%
United Kingdom	3.7%
Singapore	3.3%
Hong Kong	2.9%
France	2.5%
Germany	2.4%
Sweden	1.6%
Canada	1.3%
Other Common Stocks	2.9%
Other	4.9%

C000152724
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class A
Trading Symbol	RMYAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year.  Nine of the Fund’s fifteen money manager strategies outperformed their assigned benchmarks. Security selection had a positive impact on benchmark-relative performance, driven by outperformance from two of the Fund’s money managers. Active management of the Fund’s duration positioning was a notable positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality factor, detracted from benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences, implement risk-mitigation strategies and expose cash to equity markets and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	Multi-Strategy Income Composite IndexFootnote Reference(a)
2015	9,426	10,000	10,000
2016	9,905	10,437	10,615
2017	10,858	10,531	11,572
2018	10,676	10,315	11,434
2019	11,324	11,502	12,912
2020	10,866	12,214	12,664
2021	12,976	12,155	14,403
2022	10,562	10,249	12,247
2023	11,123	10,286	12,726
2024	13,250	11,370	15,014
2025	14,516	12,071	16,397

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	3.22%	4.72%	3.80%
Class A - no sales charge	9.56%	5.96%	4.41%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
Multi-Strategy Income Composite IndexFootnote Reference(a)	9.22%	5.30%	5.07%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 292,898,000
Holdings Count | Holding	1,349
Advisory Fees Paid, Amount	$ 1,050,000
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$292,898
Total Number of Portfolio Holdings	1,349
Total Advisory Fees Paid (thousands)	$1,050
Portfolio Turnover Rate	95%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.4%
Preferred Stocks	1.3%
Short-Term Investments	8.8%
Long-Term Fixed Income Investments	34.7%
Common Stocks	52.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	14.4%
Technology	10.7%
Producer Durables	7.2%
Consumer Discretionary	6.8%
Health Care	4.5%
Materials and Processing	3.6%
Consumer Staples	2.3%
Utilities	1.8%
Energy	1.5%
Other	47.2%

C000152725
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class C
Trading Symbol	RMYCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$186	1.78%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year.  Nine of the Fund’s fifteen money manager strategies outperformed their assigned benchmarks. Security selection had a positive impact on benchmark-relative performance, driven by outperformance from two of the Fund’s money managers. Active management of the Fund’s duration positioning was a notable positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality factor, detracted from benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences, implement risk-mitigation strategies and expose cash to equity markets and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	Multi-Strategy Income Composite IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,434	10,437	10,615
2017	11,345	10,531	11,572
2018	11,063	10,315	11,434
2019	11,660	11,502	12,912
2020	11,098	12,214	12,664
2021	13,161	12,155	14,403
2022	10,624	10,249	12,247
2023	11,113	10,286	12,726
2024	13,130	11,370	15,014
2025	14,282	12,071	16,397

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	8.89%	5.17%	3.63%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
Multi-Strategy Income Composite IndexFootnote Reference(a)	9.22%	5.30%	5.07%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 292,898,000
Holdings Count | Holding	1,349
Advisory Fees Paid, Amount	$ 1,050,000
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$292,898
Total Number of Portfolio Holdings	1,349
Total Advisory Fees Paid (thousands)	$1,050
Portfolio Turnover Rate	95%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.4%
Preferred Stocks	1.3%
Short-Term Investments	8.8%
Long-Term Fixed Income Investments	34.7%
Common Stocks	52.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	14.4%
Technology	10.7%
Producer Durables	7.2%
Consumer Discretionary	6.8%
Health Care	4.5%
Materials and Processing	3.6%
Consumer Staples	2.3%
Utilities	1.8%
Energy	1.5%
Other	47.2%

C000178428
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class M
Trading Symbol	RGYTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year.  Nine of the Fund’s fifteen money manager strategies outperformed their assigned benchmarks. Security selection had a positive impact on benchmark-relative performance, driven by outperformance from two of the Fund’s money managers. Active management of the Fund’s duration positioning was a notable positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality factor, detracted from benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences, implement risk-mitigation strategies and expose cash to equity markets and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index	Multi-Strategy Income Composite IndexFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,543	10,437	10,615
2017	11,587	10,531	11,572
2018	11,425	10,315	11,434
2019	12,177	11,502	12,912
2020	11,721	12,214	12,664
2021	14,042	12,155	14,403
2022	11,467	10,249	12,247
2023	12,131	10,286	12,726
2024	14,489	11,370	15,014
2025	15,939	12,071	16,397

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	10.00%	6.34%	4.77%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
Multi-Strategy Income Composite IndexFootnote Reference(b)	9.22%	5.30%	5.07%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 292,898,000
Holdings Count | Holding	1,349
Advisory Fees Paid, Amount	$ 1,050,000
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$292,898
Total Number of Portfolio Holdings	1,349
Total Advisory Fees Paid (thousands)	$1,050
Portfolio Turnover Rate	95%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.4%
Preferred Stocks	1.3%
Short-Term Investments	8.8%
Long-Term Fixed Income Investments	34.7%
Common Stocks	52.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	14.4%
Technology	10.7%
Producer Durables	7.2%
Consumer Discretionary	6.8%
Health Care	4.5%
Materials and Processing	3.6%
Consumer Staples	2.3%
Utilities	1.8%
Energy	1.5%
Other	47.2%

C000152727
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class S
Trading Symbol	RMYSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year.  Nine of the Fund’s fifteen money manager strategies outperformed their assigned benchmarks. Security selection had a positive impact on benchmark-relative performance, driven by outperformance from two of the Fund’s money managers. Active management of the Fund’s duration positioning was a notable positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality factor, detracted from benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences, implement risk-mitigation strategies and expose cash to equity markets and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index	Multi-Strategy Income Composite IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,543	10,437	10,615
2017	11,586	10,531	11,572
2018	11,411	10,315	11,434
2019	12,146	11,502	12,912
2020	11,681	12,214	12,664
2021	13,986	12,155	14,403
2022	11,409	10,249	12,247
2023	12,044	10,286	12,726
2024	14,388	11,370	15,014
2025	15,796	12,071	16,397

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	9.79%	6.22%	4.68%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
Multi-Strategy Income Composite IndexFootnote Reference(a)	9.22%	5.30%	5.07%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 292,898,000
Holdings Count | Holding	1,349
Advisory Fees Paid, Amount	$ 1,050,000
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$292,898
Total Number of Portfolio Holdings	1,349
Total Advisory Fees Paid (thousands)	$1,050
Portfolio Turnover Rate	95%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.4%
Preferred Stocks	1.3%
Short-Term Investments	8.8%
Long-Term Fixed Income Investments	34.7%
Common Stocks	52.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	14.4%
Technology	10.7%
Producer Durables	7.2%
Consumer Discretionary	6.8%
Health Care	4.5%
Materials and Processing	3.6%
Consumer Staples	2.3%
Utilities	1.8%
Energy	1.5%
Other	47.2%

C000152728
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class Y
Trading Symbol	RMYYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year.  Nine of the Fund’s fifteen money manager strategies outperformed their assigned benchmarks. Security selection had a positive impact on benchmark-relative performance, driven by outperformance from two of the Fund’s money managers. Active management of the Fund’s duration positioning was a notable positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality factor, detracted from benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences, implement risk-mitigation strategies and expose cash to equity markets and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Multi-Strategy Income Composite IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,551	10,437	10,615
2017	11,626	10,531	11,572
2018	11,474	10,315	11,434
2019	12,235	11,502	12,912
2020	11,786	12,214	12,664
2021	14,137	12,155	14,403
2022	11,561	10,249	12,247
2023	12,226	10,286	12,726
2024	14,628	11,370	15,014
2025	16,104	12,071	16,397

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	10.09%	6.44%	4.88%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
Multi-Strategy Income Composite IndexFootnote Reference(a)	9.22%	5.30%	5.07%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 292,898,000
Holdings Count | Holding	1,349
Advisory Fees Paid, Amount	$ 1,050,000
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$292,898
Total Number of Portfolio Holdings	1,349
Total Advisory Fees Paid (thousands)	$1,050
Portfolio Turnover Rate	95%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.4%
Preferred Stocks	1.3%
Short-Term Investments	8.8%
Long-Term Fixed Income Investments	34.7%
Common Stocks	52.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	14.4%
Technology	10.7%
Producer Durables	7.2%
Consumer Discretionary	6.8%
Health Care	4.5%
Materials and Processing	3.6%
Consumer Staples	2.3%
Utilities	1.8%
Energy	1.5%
Other	47.2%

C000174738
Shareholder Report [Line Items]
Fund Name	Multi-Asset Strategy Fund
Class Name	Class A
Trading Symbol	RAZAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$123	1.15%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Nine of the Fund’s sixteen money manager strategies outperformed their assigned benchmarks.  Security selection was a positive contributor to benchmark-relative performance, driven by strong performance from the Fund’s equity money managers. Active management of the Fund’s duration positioning was a positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and low volatility factors, detracted from benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences, implement risk-mitigation strategies and expose cash to equity markets and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class AFootnote Reference(a)	Russell 1000® Index	Multi-Asset Strategy Composite IndexFootnote Reference(b)
3/7/2017	9,425	10,000	10,000
2017	9,983	11,006	10,905
2018	9,691	11,774	10,850
2019	10,147	13,440	12,197
2020	9,654	14,901	12,637
2021	11,491	21,384	15,594
2022	9,339	17,882	12,790
2023	10,076	19,578	13,718
2024	12,302	27,031	17,111
2025	14,076	32,744	19,744

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class A - with sales chargeFootnote Reference(a)	7.83%	6.57%	4.03%
Class A - no sales chargeFootnote Reference(a)	14.42%	7.83%	4.74%
Russell 1000® Index	21.14%	17.05%	14.69%
Multi-Asset Strategy Composite IndexFootnote Reference(b)	15.38%	9.34%	8.18%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 587,423,000
Holdings Count | Holding	1,282
Advisory Fees Paid, Amount	$ 3,106,000
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$587,423
Total Number of Portfolio Holdings	1,282
Total Advisory Fees Paid (thousands)	$3,106
Portfolio Turnover Rate	101%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Preferred Stocks	0.1%
Short-Term Investments	14.1%
Long-Term Fixed Income Investments	18.8%
Common Stocks	66.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	15.8%
Financial Services	15.6%
Consumer Discretionary	9.2%
Producer Durables	7.2%
Health Care	6.0%
Materials and Processing	4.6%
Utilities	3.5%
Consumer Staples	2.5%
Energy	2.0%
Other	33.6%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Multi-Asset Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Multi-Asset Strategy Fund.

In September 2025, RIM hired Schroder Investment Management North America Inc. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Multi-Asset Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Multi-Asset Strategy Fund.
Material Fund Change Adviser [Text Block]	In September 2025, RIM hired Schroder Investment Management North America Inc. as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000174739
Shareholder Report [Line Items]
Fund Name	Multi-Asset Strategy Fund
Class Name	Class C
Trading Symbol	RAZCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$203	1.90%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Nine of the Fund’s sixteen money manager strategies outperformed their assigned benchmarks.  Security selection was a positive contributor to benchmark-relative performance, driven by strong performance from the Fund’s equity money managers. Active management of the Fund’s duration positioning was a positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and low volatility factors, detracted from benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences, implement risk-mitigation strategies and expose cash to equity markets and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class CFootnote Reference(a)	Russell 1000® Index	Multi-Asset Strategy Composite IndexFootnote Reference(b)
3/7/2017	10,000	10,000	10,000
2017	10,582	11,006	10,905
2018	10,195	11,774	10,850
2019	10,586	13,440	12,197
2020	9,990	14,901	12,637
2021	11,799	21,384	15,594
2022	9,531	17,882	12,790
2023	10,196	19,578	13,718
2024	12,351	27,031	17,111
2025	14,017	32,744	19,744

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class CFootnote Reference(a)	13.59%	7.01%	3.98%
Russell 1000® Index	21.14%	17.05%	14.69%
Multi-Asset Strategy Composite IndexFootnote Reference(b)	15.38%	9.34%	8.18%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 587,423,000
Holdings Count | Holding	1,282
Advisory Fees Paid, Amount	$ 3,106,000
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$587,423
Total Number of Portfolio Holdings	1,282
Total Advisory Fees Paid (thousands)	$3,106
Portfolio Turnover Rate	101%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Preferred Stocks	0.1%
Short-Term Investments	14.1%
Long-Term Fixed Income Investments	18.8%
Common Stocks	66.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	15.8%
Financial Services	15.6%
Consumer Discretionary	9.2%
Producer Durables	7.2%
Health Care	6.0%
Materials and Processing	4.6%
Utilities	3.5%
Consumer Staples	2.5%
Energy	2.0%
Other	33.6%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Multi-Asset Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Multi-Asset Strategy Fund.

In September 2025, RIM hired Schroder Investment Management North America Inc. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Multi-Asset Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Multi-Asset Strategy Fund.
Material Fund Change Adviser [Text Block]	In September 2025, RIM hired Schroder Investment Management North America Inc. as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000178443
Shareholder Report [Line Items]
Fund Name	Multi-Asset Strategy Fund
Class Name	Class M
Trading Symbol	RMATX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Nine of the Fund’s sixteen money manager strategies outperformed their assigned benchmarks.  Security selection was a positive contributor to benchmark-relative performance, driven by strong performance from the Fund’s equity money managers. Active management of the Fund’s duration positioning was a positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and low volatility factors, detracted from benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences, implement risk-mitigation strategies and expose cash to equity markets and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Russell 1000® Index	Multi-Asset Strategy Composite IndexFootnote Reference(b)
3/7/2017	10,000	10,000	10,000
2017	10,605	11,006	10,905
2018	10,326	11,774	10,850
2019	10,839	13,440	12,197
2020	10,357	14,901	12,637
2021	12,363	21,384	15,594
2022	10,091	17,882	12,790
2023	10,921	19,578	13,718
2024	13,393	27,031	17,111
2025	15,366	32,744	19,744

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class MFootnote Reference(a)	14.73%	8.21%	5.09%
Russell 1000® Index	21.14%	17.05%	14.69%
Multi-Asset Strategy Composite IndexFootnote Reference(b)	15.38%	9.34%	8.18%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 587,423,000
Holdings Count | Holding	1,282
Advisory Fees Paid, Amount	$ 3,106,000
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$587,423
Total Number of Portfolio Holdings	1,282
Total Advisory Fees Paid (thousands)	$3,106
Portfolio Turnover Rate	101%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Preferred Stocks	0.1%
Short-Term Investments	14.1%
Long-Term Fixed Income Investments	18.8%
Common Stocks	66.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	15.8%
Financial Services	15.6%
Consumer Discretionary	9.2%
Producer Durables	7.2%
Health Care	6.0%
Materials and Processing	4.6%
Utilities	3.5%
Consumer Staples	2.5%
Energy	2.0%
Other	33.6%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Multi-Asset Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Multi-Asset Strategy Fund.

In September 2025, RIM hired Schroder Investment Management North America Inc. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Multi-Asset Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Multi-Asset Strategy Fund.
Material Fund Change Adviser [Text Block]	In September 2025, RIM hired Schroder Investment Management North America Inc. as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000174742
Shareholder Report [Line Items]
Fund Name	Multi-Asset Strategy Fund
Class Name	Class S
Trading Symbol	RMGSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Nine of the Fund’s sixteen money manager strategies outperformed their assigned benchmarks.  Security selection was a positive contributor to benchmark-relative performance, driven by strong performance from the Fund’s equity money managers. Active management of the Fund’s duration positioning was a positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and low volatility factors, detracted from benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences, implement risk-mitigation strategies and expose cash to equity markets and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000® Index	Multi-Asset Strategy Composite IndexFootnote Reference(a)
3/7/2017	10,000	10,000	10,000
2017	10,593	11,006	10,905
2018	10,303	11,774	10,850
2019	10,813	13,440	12,197
2020	10,324	14,901	12,637
2021	12,309	21,384	15,594
2022	10,037	17,882	12,790
2023	10,853	19,578	13,718
2024	13,287	27,031	17,111
2025	15,233	32,744	19,744

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class S	14.65%	8.09%	4.98%
Russell 1000® Index	21.14%	17.05%	14.69%
Multi-Asset Strategy Composite IndexFootnote Reference(a)	15.38%	9.34%	8.18%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 587,423,000
Holdings Count | Holding	1,282
Advisory Fees Paid, Amount	$ 3,106,000
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$587,423
Total Number of Portfolio Holdings	1,282
Total Advisory Fees Paid (thousands)	$3,106
Portfolio Turnover Rate	101%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Preferred Stocks	0.1%
Short-Term Investments	14.1%
Long-Term Fixed Income Investments	18.8%
Common Stocks	66.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	15.8%
Financial Services	15.6%
Consumer Discretionary	9.2%
Producer Durables	7.2%
Health Care	6.0%
Materials and Processing	4.6%
Utilities	3.5%
Consumer Staples	2.5%
Energy	2.0%
Other	33.6%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Multi-Asset Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Multi-Asset Strategy Fund.

In September 2025, RIM hired Schroder Investment Management North America Inc. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Multi-Asset Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Multi-Asset Strategy Fund.
Material Fund Change Adviser [Text Block]	In September 2025, RIM hired Schroder Investment Management North America Inc. as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

C000174743
Shareholder Report [Line Items]
Fund Name	Multi-Asset Strategy Fund
Class Name	Class Y
Trading Symbol	RMGYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Nine of the Fund’s sixteen money manager strategies outperformed their assigned benchmarks.  Security selection was a positive contributor to benchmark-relative performance, driven by strong performance from the Fund’s equity money managers. Active management of the Fund’s duration positioning was a positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and low volatility factors, detracted from benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences, implement risk-mitigation strategies and expose cash to equity markets and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class YFootnote Reference(a)	Russell 1000® Index	Multi-Asset Strategy Composite IndexFootnote Reference(b)
3/7/2017	10,000	10,000	10,000
2017	10,605	11,006	10,905
2018	10,333	11,774	10,850
2019	10,866	13,440	12,197
2020	10,392	14,901	12,637
2021	12,416	21,384	15,594
2022	10,146	17,882	12,790
2023	10,990	19,578	13,718
2024	13,472	27,031	17,111
2025	15,483	32,744	19,744

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class YFootnote Reference(a)	14.93%	8.30%	5.18%
Russell 1000® Index	21.14%	17.05%	14.69%
Multi-Asset Strategy Composite IndexFootnote Reference(b)	15.38%	9.34%	8.18%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 587,423,000
Holdings Count | Holding	1,282
Advisory Fees Paid, Amount	$ 3,106,000
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$587,423
Total Number of Portfolio Holdings	1,282
Total Advisory Fees Paid (thousands)	$3,106
Portfolio Turnover Rate	101%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Preferred Stocks	0.1%
Short-Term Investments	14.1%
Long-Term Fixed Income Investments	18.8%
Common Stocks	66.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	15.8%
Financial Services	15.6%
Consumer Discretionary	9.2%
Producer Durables	7.2%
Health Care	6.0%
Materials and Processing	4.6%
Utilities	3.5%
Consumer Staples	2.5%
Energy	2.0%
Other	33.6%

Material Fund Change [Text Block]

Material Fund Changes

Until February 28, 2025, the Fund’s name was Multi-Asset Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Multi-Asset Strategy Fund.

In September 2025, RIM hired Schroder Investment Management North America Inc. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until February 28, 2025, the Fund’s name was Multi-Asset Growth Strategy Fund. Effective March 1, 2025, the Fund changed its name to Multi-Asset Strategy Fund.
Material Fund Change Adviser [Text Block]	In September 2025, RIM hired Schroder Investment Management North America Inc. as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.